N-2	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001293613
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Policies

References to “we” “us” “our” or “the Company” in this section are references to KYN. See Glossary of Key Terms for definitions of capitalized terms.

Our investment objective is to provide a high after-tax total return with an emphasis on making cash distributions to stockholders. Our investment objective is considered a fundamental policy and therefore may not be changed without the approval of the holders of a “majority of the outstanding” voting securities, as such term is defined under the 1940 Act. When used with respect to our voting securities, a “majority of the outstanding” voting securities means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less. There can be no assurance that we will achieve our investment objective.

Our non-fundamental investment policies may be changed by the Board of Directors without the approval of the holders of a “majority of the outstanding” voting securities, provided that the holders of such voting securities receive at least 60 days’ prior written notice of any change. The following are our non-fundamental investment policies, under normal market conditions:

•   We intend to invest at least 80% of total assets in public and private securities of Energy Infrastructure Companies.

•   We intend to invest at least 50% of our total assets in publicly traded securities of Energy Infrastructure Companies.

•   Under normal market conditions, we may invest up to 50% of our total assets in unregistered or otherwise restricted securities. The types of unregistered or otherwise restricted securities that we may purchase include common equity, preferred equity, convertible equity and other securities of other public and private companies.

•   We may invest up to 15% of our total assets in any single issuer.

•   We may invest up to 20% of our total assets in debt securities, including below investment grade debt securities rated, at the time of investment, at least B3 by Moody’s, B- by Standard & Poor’s or Fitch, comparably rated by another rating agency or, if unrated, determined by KAFA to be of comparable quality. In addition, up to one-quarter of our permitted investments in debt securities (or up to 5% of our total assets) may be invested in unrated debt securities or debt securities that are rated less than B3/B- of public or private companies.

•   We may, but are not required to, use derivative investments and engage in short sales to hedge against interest rate and market risks.

•   Under normal market conditions, our policy is to utilize our debt securities, revolving credit facility and other borrowings, and our preferred stock (collectively, “Leverage Instruments”) in an amount that represents approximately 20 to 25% of our total assets (our “target leverage levels”), including proceeds from such Leverage Instruments. However, we reserve the right at any time, based on market conditions, (i) to reduce our target leverage levels or (ii) to use Leverage Instruments to the extent permitted by the 1940 Act.

Unless otherwise stated, all investment restrictions apply at the time of purchase and we will not be required to reduce a position due solely to market value fluctuations.

Risk Factors [Table Text Block]

Principal Risks

As with all closed-end funds, it is possible to lose money on an investment in the Company. An investment in the Company is not a deposit of any bank and is not guaranteed, endorsed or insured by any financial institution, government authority or the Federal Deposit Insurance Corporation (FDIC). Each risk summarized below is considered a “principal risk” of investing in the Company, regardless of the order in which it appears.

Risks Related to Our Investments and Investment Techniques

Investment and Market Risk

An investment in our common stock is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in our common stock represents an indirect investment in Energy Infrastructure Companies and other securities owned by us, which will generally be traded on a national securities exchange or in the over-the-counter markets. An investment in our common stock is not intended to constitute a complete investment program and should not be viewed as such. The value of these publicly traded securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which we invest may affect the value of our common stock. Your common stock at any point in time may be worth less than your original investment, even after taking into account the reinvestment of our distributions. We are primarily a long-term investment vehicle and should not be used for short-term trading.

Energy Infrastructure Company Risk

Our concentration in the energy infrastructure sector may present more risk than if we were broadly diversified over multiple sectors of the economy. Energy Infrastructure Companies, including Midstream Energy Companies and Power Infrastructure Companies, are subject to risks specific to the energy and energy-related industries. See the Glossary of Key Terms for descriptions of these capitalized terms.

Energy Sector Risk

The revenues of Energy Infrastructure Companies, including many Midstream Energy Companies, are often dependent upon the volumes of oil, natural gas, refined products, natural gas liquids or water produced by Energy Companies and/or consumed by customers of these commodities, and could be adversely affected by reductions in the supply of, or demand for, such energy commodities. The adverse impact of these events could lead to a material reduction in the earnings of Energy Infrastructure Companies and a substantial reduction (or elimination) of distributions paid to equity holders, and could result in a decline in (i) the equity values of the affected Energy Infrastructure Companies and/or (ii) our net distributable income. The volume of energy commodities produced and the volume of energy commodities available for transportation, storage, processing or distribution could be negatively affected by a variety of factors, including, among others, depletion of resources, depressed commodity prices, access to capital for companies engaged in the energy industry, catastrophic or extreme weather events, labor relations, increased environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), limitations on leasing of additional federal lands or the issuance of permits for oil and gas drilling, equipment malfunctions and maintenance difficulties, volumes of imports or exports, international politics, policies of the Organization of the Petroleum Exporting Countries (“OPEC”), and increased competition from alternative energy sources.

A decline in demand for energy commodities could result from factors such as adverse economic conditions, increased taxation, the imposition of tariffs, governmental regulations or executive actions by the President, increased environmental regulation (including policies designed to reduce carbon emissions and/or address climate change), catastrophic events, extreme weather events, pandemics, increased fuel economy, increased energy conservation or use of alternative energy sources, legislation intended to promote the use of alternative energy sources, or increased commodity prices.

Power Sector Risk

The revenues of Energy Infrastructure Companies, including many Power Infrastructure Companies, are often dependent upon the availability of electric power and/or the consumption of electric power and could be adversely affected by reductions in the supply of, or demand for, such power. The adverse impact of these events could lead to a material reduction in the earnings of Energy Infrastructure Companies and a substantial reduction (or elimination) of dividends paid to equity holders, and could result in a decline in (i) the equity values of the affected Energy Infrastructure Companies and/or (ii) our net distributable income. The production or availability of electric power could be negatively affected by a variety of factors, including depressed power prices, high prices for commodities used in the generation of power, lower than expected wind, solar or hydro power resources, catastrophic or extreme weather events, labor relations, increased environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), equipment malfunctions, transmission grid disruptions and maintenance difficulties. A decline in demand for power could result from factors such as increased power prices, adverse economic conditions, increased taxation, the imposition of tariffs, incremental environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), catastrophic events, extreme weather events, equipment malfunctions, transmission grid disruptions and maintenance difficulties.

Commodity Pricing Risk

The operations and financial performance of Energy Infrastructure Companies may be directly affected by energy commodity or power prices, especially those companies that (i) produce energy commodities or power, (ii) consume energy commodities or power in their operations, or (iii) receive payments for services that are based on energy commodity or power prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one commodity relative to the price of another commodity (for example, the price of natural gas relative to the price of natural gas liquids). Commodity prices can fluctuate for many different reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic and international production, policies implemented by producer groups such as OPEC, energy conservation, domestic and foreign governmental regulation and taxation, acts of terrorism, military interventions, civil unrest or war and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for Energy Infrastructure Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices, and such difficulty raising capital could adversely impact the financial condition of these companies and their ability to maintain or grow cash distributions or dividends to their equity holders. In addition to the volatility of commodity prices, extremely high commodity prices may drive further energy conservation efforts or incentivize substitution in favor of other energy sources, which may adversely affect the performance of Energy Infrastructure Companies.

Regulatory Risk

Energy Infrastructure Companies are subject to significant national, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how services are provided, (iii) environmental and safety controls, and, in some cases, (iv) the prices they may charge for the products and services they provide. Such regulation can change rapidly or over time in both scope and intensity and may vary significantly across countries, states, and local jurisdictions. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them. Working with national, state, and local governments to plan, site, and install energy infrastructure in compliance with such regulations can be complex, time-consuming, and costly. Violations of such regulations may subject companies to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Additionally, government authorities, such as the Federal Energy Regulatory Commission (“FERC”) and state authorities regulate the rates charged for services of many Energy Infrastructure Companies. Those authorities can change the regulations and, as a result, materially reduce the rates charged for these services, which may adversely affect the financial performance of Energy Infrastructure Companies.

Emissions of greenhouse gases, including gases associated with the production and use of hydrocarbons such as carbon dioxide, methane and nitrous oxide among others contribute to a warming of the earth’s atmosphere and other adverse environmental effects, commonly referred to as “climate change.” To protect against climate change, most of the worlds’ governments, and many U.S. states, are committed to taking action to reduce emissions of greenhouse gases. The adoption and implementation of federal, state or local limits on greenhouse gas emissions from Energy Infrastructure Companies could result in significant costs to reduce emissions of greenhouse gases associated with their operations or could adversely affect the supply of, or demand for, power, crude oil, natural gas, natural gas liquids or other hydrocarbon products, which in turn could reduce production of those commodities. As a result, greenhouse gas emissions legislation or regulation could have a material adverse impact on the financial performance of Energy Infrastructure Companies.

There is an inherent risk that Energy Infrastructure Companies may incur material environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from a pipeline could subject the owner of such pipeline to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Energy Infrastructure Companies can be liable for hazardous substance releases under certain environmental statutes, including the Resource Conservation and Recovery Act, the Comprehensive Environmental Response, Compensation, and Liability Act, the federal Oil Pollution Act and analogous state laws and regulations. These laws impose strict, joint and several liability for costs required to clean up and restore sites where Energy Infrastructure Companies have released hazardous substances. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Infrastructure Companies. Similarly, the implementation of more stringent environmental requirements could significantly increase the cost for any remediation that may become necessary. Energy Infrastructure Companies may not be able to recover these costs from insurance or recover these costs in the rates they charge customers.

Catastrophic Event Risk

Energy Infrastructure Companies are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined products, water or power. These dangers include leaks, fires, explosions, train wrecks, damage to facilities and equipment resulting from natural disasters — including floods, freezes, wildfires and hurricanes — inadvertent damage to facilities and equipment and terrorist acts, including cyber-attacks. The U.S. government has issued warnings that energy assets, specifically domestic energy infrastructure such as pipelines or power transmission grids, may be targeted in future terrorist attacks.

These dangers give rise to risks of substantial losses as a result of loss or destruction of reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of certain assets owned by such Energy Infrastructure Company.

Midstream Energy Companies Risk

Midstream Energy Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risks.

Regulatory Risk

Certain pipeline projects have experienced significant delays related to difficulties in obtaining the necessary permits to proceed with construction (or some phase of construction). These delays have raised concerns about the ability of Midstream Energy Companies to place such projects in service and their ability to get the necessary financing to complete such projects. Furthermore, opponents of energy infrastructure development often utilize the courts, media campaigns and political activism to attempt to stop, or delay as much as possible, these projects. Significant delays could result in a material increase in the cost of developing these projects and could result in Midstream Energy Companies developing such projects failing to generate the expected return on investment or, if the project does not go forward, realizing a financial loss, either of which would adversely affect the results of operations and financial performance of the affected Midstream Energy Companies.

Natural gas transmission pipeline systems, crude oil transportation pipeline systems, refined products transportation pipeline systems, and certain classes of storage facilities and related assets owned by Midstream Energy Companies are subject to regulation by the FERC. The regulators have authority to regulate natural gas pipeline transmission, crude oil pipeline transportation services, and refined products pipeline transportation services including the rates charged for the services, terms and conditions of service, certification and construction of new facilities, the extension or abandonment of services and facilities, the maintenance of accounts and records, the acquisition and disposition of facilities, the initiation and discontinuation of services, and various other matters. Action by the FERC could adversely affect the ability of Midstream Energy Companies to establish or charge rates that would cover future increases in their costs, such as additional costs related to environmental matters including any climate change regulation, or even to continue to collect rates that cover current costs, including a reasonable rate of return. It could also become more common for regulatory agencies (such as FERC) to include the impact of carbon emissions from energy infrastructure assets as a consideration in granting permits for the construction or operation of such assets. This could result in delays in obtaining permits, requirements to spend additional capital to limit carbon emissions or denial of required permits to operate existing or proposed energy infrastructure assets. Any such change could have an adverse impact on the financial condition, results of operations, or cash flows of Midstream Energy Companies.

Governmental agencies have imposed protections governing hydraulic fracturing and the disposal of wastewater associated with hydraulic fracturing processes that are critical to the recovery of economic amounts of oil, natural gas and natural gas liquids by Energy Companies. Wastewater is a byproduct of hydraulic fracturing and production and, to the extent it is not recycled, must be disposed. Scientific research links the disposal of wastewater to increased earthquake activity in certain oil and natural gas producing regions, and legislation and regulations have been adopted in certain states to limit or prohibit further underground wastewater disposal in seismically sensitive regions. While we are not able to predict the likelihood that similar regulations will be adopted in other regions (or that existing regulations could be made more restrictive), additional restrictions on hydraulic fracturing, wastewater disposal or any other activity necessary for the production of oil, natural gas or natural gas liquids could result in a reduction in production of those commodities. Midstream Energy Companies have spent (and continue to spend) significant amounts of capital building pipelines, processing, treating and storage assets to facilitate the development of oil and gas reserves and such reductions in production could have an adverse impact on the financial performance of Midstream Energy Companies.

Upstream Exploration and Production Risk

Energy reserves naturally deplete as they are produced over time, and to maintain or grow their revenues, companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. Energy Companies may be unsuccessful adding reserves and/or maintaining production levels for several reasons, including the lack of sufficient cash flow to fund re-investment due to a material decline in commodity prices, an inability to raise capital on favorable terms or an unwillingness to reinvest cash flow in the development (or acquisition) of new reserves. The failure to cost-effectively acquire additional reserves sufficient to replace the natural decline in production may cause the production of natural gas, natural gas liquids, crude oil and other energy commodities to decline. If there were a significant decline in global energy demand, Energy Companies could significantly reduce capital expenditures, leading to declines in U.S. production of natural gas and crude oil. Many Energy Companies could then be forced to monetize reserves or acreage to manage their balance sheets and maintain adequate liquidity levels. In such circumstances, some Energy Companies may file for bankruptcy in an effort to restructure their balance sheets. These actions could have a negative impact on the operating results and financial performance for some Midstream Energy Companies engaged in the transportation, storage, distribution and processing of production from such Energy Companies.

Energy Companies engaged in the production of natural gas, natural gas liquids and crude oil estimate the quantities of their reserves. If reserve estimates prove to be inaccurate, these companies’ reserves may be overstated, and no commercially productive amounts of such energy commodities may be discovered. Furthermore, drilling or other exploration activities may be curtailed, delayed, or cancelled as a result of low commodity prices, unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements, and cost of, or shortages or delays in the availability of, drilling rigs and other exploration equipment. In addition, there are many operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering, and pollution. Midstream Energy Companies invest significant capital in assets to provide transportation, processing, treating, storage, and other services to facilitate production of these energy commodities and would be adversely impacted in the event reserves were significantly underestimated or were unable to be economically produced.

Affiliated Party Risk

Certain Midstream Energy Companies are dependent on their affiliates for a majority of their revenues. In some cases, those same affiliates are the majority owners and/or have effective control of the Midstream Energy Companies. Any failure by a Midstream Energy Company’s affiliates to satisfy their payments or obligations would impact the Midstream Energy Company’s revenues and cash flows and ability to make interest payments and distributions or dividends to its equity holders. Controlling affiliates of Midstream Energy Companies may also enter into M&A transactions or attempt to effect changes in commercial contracts that could be adverse to the Midstream Energy Company.

Contract Renegotiation/Rejection Risk

Midstream Energy Companies that operate midstream assets are also subject to the credit risk of their customers. If an Energy Company that explores for and produces oil, natural gas or natural gas liquids were to declare bankruptcy, through the bankruptcy process, the debtor Energy Company may have the ability to reject a contract that it has with a Midstream Energy Company that provides services for the debtor, which could include gathering, processing, treating, transportation or storage services. If a contract is successfully rejected during bankruptcy, the affected Midstream Energy Company will have an unsecured claim for damages but will likely only recover a portion of its claim for damages and may not recover anything at all. A debtor Energy Company may also threaten to reject a contract in an effort to force a renegotiation of the agreement on terms less favorable to its counterparty, the Midstream Energy Company. For these reasons, a Midstream Energy Company that provides services to an Energy Company that is in financial distress could experience a material adverse impact to its financial performance and results of operations.

Risks of Investing in MLP Units

In addition to the risks summarized herein, an investment in MLP units involves certain risks, which differ from an investment in the securities of a corporation. Limited partners of MLPs, unlike investors in the securities of a corporation, have limited voting rights on matters affecting the partnership and generally have no rights to elect the directors of the general partner. In addition, conflicts of interest exist between limited partners and the general partner and the general partner does not generally have any duty to the limited partners beyond a “good faith” standard.

Tax Risks of Investing in Equity Securities of MLPs

Our ability to meet our investment objective will depend, in part, on the level of taxable income and distributions and dividends we receive from the MLP securities in which we invest, a factor over which we have no control. The benefit we derive from our investment in MLPs is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in the tax code or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. Upon the sale of an equity security in an MLP, we generally will be liable for any previously deferred taxes. In addition, the sale of an equity security in an MLP involves certain tax depreciation recapture relating to the MLP’s underlying assets. Such depreciation recapture is treated as ordinary income for tax purposes, and such ordinary income may result even if the sale of the MLP equity security is at a loss or exceeds the gain if sold at a gain. MLPs generally provide the relevant tax information for these calculations on a delayed basis, usually during the calendar year following the sale, so final determination of any resulting recapture income may be similarly delayed. If the recapture exceeds operating losses, we could recognize taxable income and have an income tax liability. No assurance can be given that such taxes will not exceed the Company’s deferred tax assumptions for purposes of computing the Company’s net asset value per share, which would result in an immediate reduction of the Company’s net asset value per share. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would likely be reduced and distributions received by us that are treated as dividend income or capital gain would be taxed under federal income tax laws applicable to corporate distributions, which would reduce our net distributable income. In addition, as U.S presidential and legislative priorities change and develop, energy-related tax provisions may be enacted, some of which may not be favorable to MLPs or corporations investing in them and may increase the amount of taxes we ultimately bear. There can be no assurance how any such provisions could affect our net distributable income or our business generally.

Utility Companies Risk

Utility Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risk.

Other risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of Utility Companies, including: high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the company can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; the difficulty in obtaining an adequate return on invested capital or in financing large construction projects; effects of economic slowdowns and surplus capacity; increased competition from other providers of utilities services; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies.

Some Utility Companies also face risks associated with the effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for power generation, including, among other considerations: the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; potential impacts of terrorist activities on the utilities industry and its customers; and the impact of natural or man-made disasters. Utility Companies may also be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Deregulation is subjecting Utility Companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, Utility Companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a Utility Company.

In many regions, including the United States, the Utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. For example, FERC has implemented regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity. A number of countries, including the United States, are considering or have implemented methods to introduce and promote retail competition. Changes in regulation may result in consolidation among domestic utilities and the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in certain parts of the utility industry.

Renewable Infrastructure Companies Risk

Renewable Infrastructure Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risk.

The future growth of Renewable Infrastructure Companies may be dependent on government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation, tax credits and production credits.

The electric power produced, and revenues generated by a renewable energy generation facility, including solar electric or wind energy, is highly dependent on suitable weather conditions. These assets may not be able to operate in extreme weather conditions, such as during a severe freeze. Furthermore, components used in the generation of renewable energy could be damaged by severe weather, such as hailstorms, wildfires, tornadoes or hurricanes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of assets or reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of renewable assets. Actual climatic conditions at a facility site, particularly wind conditions, may not conform to the historical findings and, therefore, renewable energy facilities may not meet anticipated production levels or the rated capacity of the generation assets, which could adversely affect the business, financial condition and results of operations and cash flows of the Renewable Infrastructure Companies involved in the renewable energy industry.

A portion of revenues from investments in Renewable Infrastructure Assets will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (for example, natural gas) that is used to generate electric power; the cost of and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of Renewable Infrastructure Assets may attempt to secure fixed prices for their power production through the use of financial hedges but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for Renewable Infrastructure Assets.

Decreases in Subsidies and Changes in Regulations Risk

Poor economic conditions could have an effect on government budgets and threaten the continuation of government subsidies such as regulated revenues, cash grants, U.S. federal income and state tax benefits or state renewables portfolio standards that benefit Renewable Infrastructure Companies. Such conditions may also lead to adverse changes in laws or regulations. The reduction or elimination of renewable generation targets, tariffs, subsidies or tax incentives or adverse changes in law could have a material adverse effect on the profitability of some existing projects. The availability and continuation of public policy support mechanisms will drive a significant part of the economics and viability of renewable energy investments, and the curtailment or termination of such subsidies and incentives could adversely affect the feasibility and profitability of Renewable Infrastructure Assets and the growth plan of Renewable Infrastructure Companies. In addition, if the various domestic and international regulations that provide incentives for renewable energy change or expire in a manner that adversely impacts the market for Renewable Infrastructure Companies, the competitiveness of renewable energy generally and the economic value of new projects undertaken by Renewable Infrastructure Companies could be impacted.

Renewable Infrastructure Companies also rely in part on environmental and other regulations of industrial and local government activities, including regulations granting subsidies or mandating reductions in carbon or other greenhouse gas emissions and minimum biofuel content in fuel or use of energy from renewable sources. If the businesses to which such regulations relate were deregulated or if such subsidies or regulations were changed or weakened, the profitability of Renewable Infrastructure Companies could suffer.

Hydrology, Solar and Wind Changes Risk

The revenues and cash flows generated by Renewable Infrastructure Assets are often correlated to the amount of electric power generated, which for some assets is dependent upon available water flows, solar conditions, wind conditions and weather conditions generally. Hydrology, solar, wind and weather conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors, and these changes could impact the profitability of Renewable Infrastructure Assets. A natural disaster could also impact water flows within the watersheds the Renewable Infrastructure Companies in which we invest operate. Wind energy is highly dependent on weather conditions and, in particular, on wind conditions. The profitability of a wind farm depends not only on observed wind conditions at the site, which are inherently variable, but also on whether observed wind conditions are consistent with assumptions made during the project development phase.

Operational Disruption Risk

Renewable Infrastructure Companies are exposed to risks in connection with disruptions of their operations, or to the operations of third parties on which they depend, which may be caused by technical breakdowns at power generation assets, resulting from aged or defective facility components, insufficient maintenance, failed repairs, power outages, adverse weather conditions, natural disasters, labor disputes, ill-intentioned acts or other accidents or incidents. These disruptions could result in shutdowns, delays or long-term decommissioning in production or distribution of energy. This may materially and adversely affect operations or financial condition and cause harm to the reputation of companies in which we invest.

Construction Risk

Renewable Infrastructure Companies may invest in projects that are subject to construction risk and construction delays. The ability of these projects to generate revenues will often depend upon their successful completion of the construction and operation of generating assets. Any shortage, delay or component price change from the suppliers of equipment associated with renewable energy projects could result in construction or installation delays. There have been periods of industry-wide shortage of key components, including solar panels and wind turbines. Delays in construction may also occur as a result of inclement weather, labor disruptions, technical complications or other reasons, and any resulting cost over-runs could negatively impact the income and market values of Renewable Infrastructure Companies.

In addition, tariffs on imports to the United States could affect operating or construction costs for a number of companies in which we invest. The cost of new solar power generation projects could be more challenging as a result of increases in the cost of solar panels or tariffs on imported solar panels imposed by the U.S. government on imported solar cells and modules manufactured in China. If project developers purchase solar panels containing cells manufactured in China, the purchase price for renewable energy equipment and facilities may reflect the tariff penalties mentioned above.

Renewable Infrastructure Technology Risk

Technology related to the production of renewable power and conventional power generation is continually advancing, resulting in a gradual decline in the cost of producing electricity. Renewable Infrastructure Companies may invest in and use newly developed, less proven, technologies in their development projects or in maintaining or enhancing their existing assets. There is no guarantee that such new technologies will perform as anticipated. The failure of a new technology to perform as anticipated may materially and adversely affect the profitability of a particular development project.

Increasing Competition/Market Change Risks

A significant portion of the electric power generation and transmission capacity sold by Renewable Infrastructure Assets is sold under long-term agreements with public utilities, industrial or commercial end-users or governmental entities. If, for any reason, any of the purchasers of power or transmission capacity under these agreements are unable or unwilling to fulfill their related contractual obligations or if they otherwise terminate such agreements prior to the expiration thereof, the business and financial condition of Renewable Infrastructure Companies could be materially and adversely affected. The power generation industry is characterized by intense competition, which may impact the ability of Renewable Infrastructure Companies to replace an expiring or terminated agreement with an agreement on equivalent terms and conditions, including at prices that permit operation of the related facility on a profitable basis, and as a result the affected facility may temporarily or permanently cease operations.

Changes in Tariffs Risk

The revenue that Renewable Infrastructure Assets generate from contracted concessions is often dependent on regulated tariffs or other long-term fixed rate arrangements. Under such concession agreements, a tariff structure is established, and Renewable Infrastructure Companies have limited or no possibility to independently raise tariffs beyond the established rates and indexation or adjustment mechanisms. Similarly, under a long-term power purchase agreement, Renewable Infrastructure Companies may be required to deliver power at a fixed rate for the contract period, with limited escalation rights. In addition, Renewable Infrastructure Companies may be unable to adjust tariffs or rates as a result of fluctuations in prices of raw materials, exchange rates, labor and subcontractor costs during the operating phase of these projects. Moreover, in some cases, if Renewable Infrastructure Assets fail to comply with certain pre-established conditions, the government or customer, as applicable, may reduce the tariffs or rates payable. In addition, during the life of a concession, the relevant government authority may unilaterally impose additional restrictions on tariff rates, subject to the regulatory frameworks applicable in each jurisdiction.

Non-Diversification Risk

We are a non-diversified, closed-end investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, there are no regulatory requirements under the 1940 Act or the Code on the minimum number or size of securities we hold. As we may invest up to 15% of our total assets in any single issuer, a decline in value of the securities of such an issuer could significantly impact the value of our portfolio. In addition, because a relatively higher percentage of our assets may be invested in the securities of a limited number of issuers, we may be more susceptible to any single economic, political or regulatory event than a diversified company.

Dependence on Limited Number of Customers and Suppliers

Certain Energy Infrastructure Companies in which we may invest depend upon a limited number of customers for a majority of their revenue. Similarly, certain Energy Infrastructure Companies in which we may invest depend upon a limited number of suppliers of goods or services to continue their operations. Any loss of any such customers or suppliers, including through bankruptcy, could materially adversely affect such Energy Infrastructure Companies’ results of operation and cash flow, and their ability to make distributions or dividends to equity holders could therefore be materially adversely affected.

Capital Markets Risk

Financial markets are volatile, and Energy Infrastructure Companies may not be able to obtain new debt or equity financing on attractive terms or at all. A downturn in commodity prices and/or economic activity may negatively impact the ability of Energy Companies to raise capital, and equity capital in particular, at attractive levels. Downgrades of the debt of Energy Infrastructure Companies by rating agencies during times of distress could exacerbate this challenge. In addition, downgrades of the credit ratings of Energy Infrastructure Companies by ratings agencies may increase the cost of borrowing under the terms of an Energy Infrastructure Company’s credit facility, and a downgrade from investment grade to below investment grade (i.e., an issuer of junk bonds) may cause an Energy Infrastructure Company to be required to post collateral (or additional collateral) by its contractual counterparties, which could reduce the amount of liquidity available to such Energy Infrastructure Company and increase its need for additional funding sources. Increased reliance on private credit markets and non-bank financing sources may heighten refinancing risk if credit conditions tighten or investor demand for private debt diminishes. If funding is not available when needed, or is available only on unfavorable terms, Energy Infrastructure Companies may have to reduce their distributions or dividends to manage their funding needs and may not be able to meet their obligations as they come due. Moreover, without adequate funding, many Energy Infrastructure Companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

Financial Institution Instability Risk

Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past, such as during the 2008-2010 global financial crisis and more recently from certain U.S. regional bank failures during 2023, and may in the future, lead to market-wide liquidity problems.

Investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for us and the companies in which we invest to acquire financing on acceptable terms or at all.

Political Instability Risk

The Energy Infrastructure Companies in which we may invest are subject to disruption as a result of terrorist activities (including cyber-attacks), civil unrest, military interventions, regional conflicts or wars, and other geopolitical events. The U.S. government has issued warnings that energy assets, specifically those related to pipeline and other energy infrastructure, production facilities and transmission and distribution facilities, may be targeted in future terrorist attacks. Internal unrest, acts of violence or strained relations between a government and energy companies or other governments may affect the operations and profitability of Energy Infrastructure Companies in which we invest. Broader geopolitical realignments, regional conflicts, regime changes, civil unrest and wars may contribute to price volatility and uncertainty in global energy supply chains. Political instability in other parts of the world may also cause volatility and disruptions in the market for the securities of Energy Infrastructure Companies, even those that operate solely in North America.

Weather Risks

Weather conditions and the seasonality of weather patterns play a role in the cash flows of certain Energy Infrastructure Companies. Although most Energy Infrastructure Companies can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions (for instance hurricanes, wildfires and extreme winter storms) demonstrate that no amount of preparation can protect an Energy Infrastructure Company from the unpredictability of the weather. The damage done by extreme weather also may serve to increase insurance premiums for energy assets owned by Energy Infrastructure Companies, could significantly increase the volatility in the supply of energy-related commodities and could adversely affect such companies’ financial condition and ability to pay distributions or dividends to equity holders.

Concentration Risk

Our investments are concentrated in the energy infrastructure sector. The focus of our portfolio on the energy infrastructure sector may present more risks than if our portfolio were broadly diversified over numerous sectors of the economy. A downturn in the energy infrastructure sector, or more generally in the energy industry, would have a larger impact on us than on an investment company that does not concentrate in the energy infrastructure sector. The performance of securities in the energy infrastructure sector may lag the performance of other industries or the broader market as a whole. To the extent that we invest a relatively high percentage of our assets in the obligations of a limited number of issuers, we may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Interest Rate Risk

Valuations of securities in which we invest are based on numerous factors, including sector and business fundamentals, management expertise, and expectations of future operating results. Most of the securities in which we invest pay quarterly distributions or dividends to investors and are viewed by investors as yield-based investments. As a result, yields for these securities are also susceptible, in the short-term, to fluctuations in interest rates and the equity prices of such securities may decline when interest rates rise. Because we invest in equity securities of Energy Infrastructure Companies, our net asset value and the asset coverage ratios on our senior securities may decline if interest rates rise. Changes in interest rates may also increase the Company’s cost of borrowing and reduce the return on leverage to common stockholders.

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with our use of leverage would likely increase. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of our portfolio.

Over the past several years, inflation has remained elevated relative to historical norms, creating increased uncertainty for financial markets and economic conditions. Central banks, including the U.S. Federal Reserve, have taken actions intended to moderate inflation through changes in monetary policy; however, there can be no assurance that such actions will be successful or that inflationary pressures will subside on a sustained basis. Persistent inflation, or efforts to control inflation, may result in higher or more volatile interest rates, which could adversely affect the valuation of income-oriented investments such as those held by the Company. In addition, monetary policy actions taken in response to inflation may contribute to broader economic slowdowns or recessionary conditions, which could lead to reduced energy demand, financial stress among issuers in which we invest, and declines in the value of the Company’s portfolio. Uncertainty regarding the future path of inflation, interest rates, and monetary policy may negatively impact financial markets and the Company’s investment results.

Risk of Conflicting Transactions by the Investment Adviser

Kayne Anderson manages portfolios of other investment companies and client accounts that invest in similar or the same securities as the Company. It is possible that Kayne Anderson would effect a purchase of a security for us when another investment company or client account is selling that same security, or vice versa. Kayne Anderson will use reasonable efforts to avoid adverse impacts on the Company’s transactions as a result of those other transactions, but there can be no assurances that adverse impacts will be avoided.

Equity Securities Risk

The vast majority of our assets are invested in equity securities of Energy Infrastructure Companies. Such securities are subject to general movements in the stock market and a significant drop in the stock market may depress the price of securities to which we have exposure. The prices of equity securities fluctuate for several reasons, including changes in the financial condition of a particular issuer, investors’ perceptions of Energy Infrastructure Companies, investors’ perceptions of the energy industry, the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, Energy Infrastructure Company equity securities held by the Company may decline in price if the issuer fails to make anticipated distributions or dividend payments (or reduces the amount of such payments) because, among other reasons, the issuer experiences a decline in its financial condition. In general, the equity securities of MLPs that are publicly traded partnerships tend to be less liquid than the equity securities of corporations, which means that we could have difficulty selling such securities at the time and price we would like.

Small Capitalization Risk

Certain of the Energy Infrastructure Companies in which we invest may have comparatively smaller capitalizations than other companies whose securities are included in major benchmarked indices. Investing in the securities of smaller Energy Infrastructure Companies presents some unique investment risks. These Energy Infrastructure Companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger Energy Infrastructure Companies and may be more vulnerable to adverse general market or economic developments. Stocks of smaller Energy Infrastructure Companies may be less liquid than those of larger Energy Infrastructure Companies and may experience greater price fluctuations than larger Energy Infrastructure Companies. In addition, small-cap securities may not be widely followed by the investment community, which may result in reduced demand. This means that we could have greater difficulty selling such securities at the time and price that we would like.

Debt Securities Risks

Debt securities in which we invest are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk and other risks, depending on the quality and other terms of the debt security.

Credit Risk

An issuer of a debt security may be unable to make interest payments and repay principal. We could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade in the credit rating of a security by rating agencies may further decrease its value. Additionally, we may purchase a debt security that has payment-in-kind interest, which represents contractual interest added to the principal balance and due at the maturity date of the debt security in which we invest. It is possible that by effectively increasing the principal balance payable or deferring cash payment of such interest until maturity, the use of payment-in-kind features will increase the risk that such amounts will become uncollectible when due and payable.

Below Investment Grade and Unrated Debt Securities Risk

Below investment grade debt securities (commonly referred to as “junk bonds” or “high yield bonds”) are rated Ba1 or less by Moody’s, BB+ or less by KBRA, Fitch or Standard & Poor’s, or comparably rated by another rating agency. Below investment grade and unrated debt securities (or junk bonds) generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities. These risks, which reflect their speculative character, include the following: greater yield and price volatility; greater credit risk and risk of default; potentially greater sensitivity to general economic or industry conditions; potential lack of attractive resale opportunities (illiquidity); and additional expenses to seek recovery from issuers who default. In addition, the prices of these below investment grade (or junk bonds) and other unrated debt securities in which we may invest are more sensitive to negative developments, such as a decline in the issuer’s revenues or profitability or a general economic downturn, than are the prices of higher grade securities. Below investment grade (or junk bonds) and unrated debt securities tend to be less liquid than investment grade securities, and the market for below investment grade (or junk bonds) and unrated debt securities could contract further under adverse market or economic conditions. In such a scenario, it may be more difficult for us to sell these securities in a timely manner or for as high a price as could be realized if such securities were more widely traded.

Prepayment Risk

Certain debt instruments, particularly below investment grade securities (or junk bonds), may contain call or redemption provisions that would allow the issuer thereof to prepay principal prior to the debt instrument’s stated maturity. This is known as prepayment risk. Prepayment risk is greater during a falling interest rate environment as issuers can reduce their cost of capital by refinancing higher yielding debt instruments with lower yielding debt instruments. An issuer may also elect to refinance its debt instruments with lower yielding debt instruments if the credit standing of the issuer improves. To the extent debt securities in our portfolio are called or redeemed, we may be forced to reinvest in lower yielding securities.

Interest Rate Risk for Debt and Equity Securities

Debt securities, and equity securities that pay dividends and distributions, have the potential to decline in value, sometimes dramatically, when interest rates rise or are expected to rise. In general, the values or prices of debt securities vary inversely with interest rates. The change in a debt security’s price depends on several factors, including its maturity. Generally, debt securities with longer maturities are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms). As described elsewhere in this section, a wide variety of factors can cause interest rates to rise or fall including central bank monetary policies, inflation dynamics, and broader economic developments.

Risks Associated with Investing in Initial Public Offerings (“IPOs”)

Securities purchased in IPOs are often subject to the general risks associated with investments in companies with small market capitalizations and, at times, are magnified. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in an IPO may be highly volatile. At any particular time, or from time to time, we may not be able to invest in IPOs, or to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to us. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Our investment performance during periods when we are unable to invest significantly or at all in IPOs may be lower than during periods when we are able to do so. IPO securities may be volatile, and we cannot predict whether investments in IPOs will be successful. As we grow in size, the positive effect of IPO investments on the Company may decrease.

Risks Associated with a Private Investment in a Public Entity (“PIPE”) Transaction

PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act of 1933, as amended (the “Securities Act”), the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Until we can sell such securities into the public markets, our holdings will be less liquid, and any sales will need to be made pursuant to an exemption under the Securities Act. We may purchase equity securities in a PIPE transaction that are structured as convertible preferred equity (that may also pay distributions in kind). At the time a convertible preferred equity investment becomes convertible into common equity, the common equity may be worth less than the conversion price, which would make it uneconomic to convert into common equity and, as a result, significantly reduce the liquidity of the investment.

Privately Held Company Risk

Investing in privately held companies involves risk. For example, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, we may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which we invest. In addition, the securities of privately held companies are generally illiquid, and entail the risks described under “Liquidity Risk.”

Liquidity Risk

Securities with limited trading volumes may display volatile or erratic price movements. Kayne Anderson is one of the largest investors in Energy Infrastructure Companies. Thus, it may be more difficult for us to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by us in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when we believe it is desirable to do so. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities.

We also invest in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act, unless an exemption from such registration is available. Restricted securities may be more difficult to value, and we may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, we, where we have contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that we could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. We would, in either case, bear the risks of any downward price fluctuation during that period. The difficulties and delays associated with selling restricted securities could result in our inability to realize a favorable price upon disposition of such securities, and at times might make disposition of such securities impossible.

Our investments in restricted securities may include investments in private companies. Such securities are not registered under the Securities Act until the company becomes a public company. Accordingly, in addition to the risks described above, our ability to dispose of such securities on favorable terms would be limited until the portfolio company becomes a public company.

Portfolio Turnover Risk

Portfolio turnover may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in KAFA’s execution of investment decisions. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, including taxes related to realized gains, that are borne by us. It could also result in an acceleration of realized gains on portfolio securities held by us (and payment of cash taxes on such realized gains).

Derivatives Risk

We may purchase and sell derivative investments such as exchange-listed and over-the-counter put and call options on securities, equity, fixed income, interest rate and currency indices, and other financial instruments, enter into total return swaps and various interest rate transactions such as swaps. We also may purchase derivative investments that combine features of these instruments. The use of derivatives has risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use these techniques depends on our ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives may result in losses greater than if they had not been used, may require us to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment or may cause us to hold a security that we might otherwise sell. Additionally, amounts paid by us as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to us for investment purposes.

We have written covered calls in the past and may do so in the future. As the writer of a covered call option, during the option’s life we give up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but we retain the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when we seek to close out an option position. If trading were suspended in an option purchased by us, we would not be able to close out the option. If we were unable to close out a covered call option that we had written on a security, we would not be able to sell the underlying security unless the option expired without exercise.

Depending on whether we would be entitled to receive net payments from the counterparty on an interest rate swap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of our common stock. In addition, at the time an interest rate transaction reaches its scheduled termination date, there is a risk that we would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of our common stock. If we fail to maintain any required asset coverage ratios in connection with any use by us of our debt securities, revolving credit facility and other borrowings (collectively, our “Borrowings”) and our preferred stock (together with our Borrowings, “Leverage Instruments”), we may be required to redeem or prepay some or all of the Leverage Instruments. Such redemption or prepayment would likely result in our seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by or to us.

Short Sales Risk

Short selling involves selling securities that may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the short seller to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Our obligation to replace a borrowed security is secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. We also are required to segregate collateral to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which we borrowed the security regarding payment over of any payments received by us on such security, we may not receive any payments (including interest) on the collateral deposited with such broker-dealer.

Public Health Emergency Risk

Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the COVID-19 pandemic, can result in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The full extent of the impact of such public health emergencies on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict, and additional economic disruptions and market volatility may occur as new variants appear and spread. Ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible.

Any such public health emergency could have a significant adverse impact on our investments and result in significant investment losses. Of particular relevance to an investment in KYN, volatility in the energy markets, including decreases in demand for (and prices of) energy-related commodities as a result of the impact of such public health emergencies on global economic activity, can significantly affect the performance of the energy sector, as well as the performance of Energy Infrastructure Companies in which we invest. Other public health emergencies in the future could have similar impacts.

General Market Conditions Risk

Global economic, political and market conditions, including uncertainty about the financial stability of the United States, could have a significant adverse effect on our business, financial condition and results of operations. The current worldwide financial markets situation, as well as various social and political tensions in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide.

In addition, market volatility resulting from the continuing war between Russia and Ukraine in Europe, and the evolving conflicts and civil unrest in the Middle East, could adversely affect our business, financial condition or results of operations. These ongoing conflicts and any measures taken in response could be expected to have a negative impact on the economy and business activity globally and could have a material adverse effect on our portfolio companies and our business, financial condition, cash flows and results of operations. The severity and duration of such conflicts and their impact on global economic and market conditions are impossible to predict. In addition, sanctions imposed could also result in counter measures or retaliatory actions that could adversely impact our business or the business of our portfolio companies, including, but not limited to, cyberattacks targeting companies, individuals or other infrastructure upon which our business and the business of our portfolio companies rely.

Risks Related to Our Business and Structure

Use of Leverage

We currently utilize Leverage Instruments and intend to continue to do so. Under normal market conditions, our policy is to utilize Leverage Instruments in an amount that represents approximately 20% – 25% of our total assets, including proceeds from such Leverage Instruments. Notwithstanding this policy, based on market conditions at such time, we may use Leverage Instruments in amounts greater than our policy (to the extent permitted by the 1940 Act) or less than our policy. Leverage Instruments have seniority in liquidation and distribution rights over our common stock.

If we are unable to renew or refinance our credit facility prior to maturity or if we are unable to refinance our Notes or MRP Shares as they mature, we may be forced to sell securities in our portfolio to repay debt or MRP Shares as they mature. If we are required to sell portfolio securities to repay outstanding debt or MRP Shares as they mature or to maintain asset coverage ratios, such sales may be at prices lower than what we would otherwise realize if we were not required to sell such securities at such time.

Additionally, we may be unable to refinance our debt or MRP Shares or sell a sufficient amount of portfolio securities to repay debt or MRP Shares as they mature or to maintain asset coverage ratios, which could cause an event of default on our debt securities or MRP Shares.

Leverage Instruments constitute a substantial lien and burden by reason of their priority claim against our income and against our net assets in liquidation. The rights of lenders to receive payments of interest on and repayments of principal of any Borrowings are senior to the rights of holders of common stock and preferred stock, with respect to the payment of distributions or upon liquidation. We may not be permitted to declare dividends and distributions with respect to common stock or preferred stock or purchase common stock or preferred stock unless at such time, we meet certain asset coverage requirements and no event of default exists under any Borrowing. In addition, we may not be permitted to pay distributions on common stock unless all dividends on the preferred stock and/or accrued interest on Borrowings have been paid, or set aside for payment.

In an event of default under any Borrowing, the lenders have the right to cause a liquidation of collateral (i.e., sell portfolio securities and other of our assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. If an event of default occurs or in an effort to avoid an event of default, we may be forced to sell securities at inopportune times and, as a result, receive lower prices for such security sales. We may also incur prepayment penalties on Notes and MRP Shares that are redeemed prior to their stated maturity dates or mandatory redemption dates.

Certain types of leverage, including the Notes and MRP Shares, subject us to certain affirmative covenants relating to asset coverage and our portfolio composition. In a declining market, we may need to sell securities in our portfolio to maintain asset coverage ratios, which would impact the distributions to us, and as a result, our cash available for distribution to common stockholders. By utilizing Leverage Instruments, we may be forced to sell securities at an inopportune time in the future to maintain asset coverage ratios and may be forced to pay prepayment penalties on our Notes and MRP Shares. Our Leverage Instruments also may impose special restrictions on our use of various investment techniques or strategies or in our ability to pay distributions on common stock and preferred stock in certain instances. In addition, we are subject to certain negative covenants relating to transactions with affiliates, mergers and consolidation, among others. We may also be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which issue ratings for Leverage Instruments issued by us. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act; however, Kayne Anderson does not believe that these covenants or guidelines will impede it from managing our portfolio in accordance with our investment objective and policies.

Interest Rate Hedging Risk

We may hedge against interest rate risk resulting from our leveraged capital structure. We do not intend to hedge interest rate risk of our portfolio holdings. Interest rate transactions that we may use for hedging purposes will expose us to certain risks that differ from the risks associated with our portfolio holdings. There are economic costs of hedging reflected in the price of interest rate swaps and similar techniques, the cost of which can be significant. In addition, our success in using hedging instruments is subject to KAFA’s ability to correctly predict changes in the relationships of such hedging instruments to our leverage risk, and there can be no assurance that KAFA’s judgment in this respect will be accurate. To the extent there is a decline in interest rates, the value of interest rate swaps or other interest rate hedging transactions could decline, and result in a decline in the net asset value of our common stock (and asset coverage ratios for our senior securities). In addition, if the counterparty to an interest rate swap or cap defaults, we would not be able to use the anticipated net receipts under the interest rate swap to offset our cost of financial leverage.

Foreign Investing Risk

We invest in securities of foreign issuers, predominantly those located in Canada and, to a lesser extent, Europe. Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. This risk is heightened in light of uncertainties as to the future of certain trade agreements between the United States and Canada. Canada’s dependency on the economy of the United States, in particular, makes Canada’s economy vulnerable to political and regulatory changes affecting the United States economy.

Investments in some foreign securities may involve greater risks than investing in U.S. securities. As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities generally involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, securities trading practices abroad may offer less protection to investors. Political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of our portfolio.

Foreign Currency Risk

Because we invest in foreign (non-U.S.) currencies or in foreign securities that are denominated, trade and/or receive revenues in foreign (non-U.S.) currencies, we are subject to the risk that those foreign currencies may decline in value relative to the U.S. dollar. We may use hedging strategies to mitigate the risks associated with investing in securities denominated in foreign currencies. In the case of currency hedging positions, we are subject to the risk that the U.S. dollar may decline in value relative to the currency being hedged. Currency exchange rates may fluctuate significantly and unpredictably. As a result, our investments in foreign currencies, in foreign securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies may reduce our returns.

Tax Risks

In addition to other risk considerations, an investment in our common stock will involve certain tax risks, including, but not limited to, the risks summarized below. The federal, state, local and foreign tax consequences of an investment in and holding of our common stock will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisers regarding the specific tax consequences that may affect them.

Taxability of Distributions Received

We cannot assure you what percentage of the distributions paid on our common stock, if any, will be treated as tax-advantaged qualified dividend income or return of capital or what the tax rates on various types of income or gain will be in future years. New legislation could negatively impact the amount and tax characterization of distributions received by our common stockholders. Under current law, qualified dividend income received by individual stockholders is taxed at a maximum federal tax rate of 20% for individuals, provided a holding period requirement and certain other requirements are met. In addition, currently a 3.8% federal tax on net investment income (the “Tax Surcharge”) generally applies to dividend income and net capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.

Tax Risks of Investing in our Securities

A reduction in the return of capital portion of the distributions that we receive from our portfolio investments or an increase in our earnings and profits and portfolio turnover may reduce that portion of our distribution treated as a tax-deferred return of capital and increase that portion treated as a dividend, resulting in lower after-tax distributions to our common and preferred stockholders.

Other Tax Risks

As a limited partner in the MLPs in which we invest, we will be allocated our distributive share of income, gains, losses, deductions and credits from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. We will incur a current tax liability on our distributive share of an MLP’s income and gains that is not offset by tax deductions, losses and credits, or our capital or net operating loss carryforwards or other applicable deductions, if any. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs held in our portfolio could result in a reduction in the depreciation deduction passed through to us, which may, in turn, result in increased current tax liability to us. In addition, changes to the tax code that impact the amount of income, gain, deduction or loss that is passed through to us from the MLP securities in which we invest (for example through changes to the deductibility of interest expense or changes to how capital expenditures are depreciated) may also result in an increased current tax liability to us. For example, the 2017 Tax Cuts and Jobs Act imposed certain limitations on the deductibility of interest expense that could result in less deduction being passed through to us as the owner of an MLP that is impacted by such limitations. We will accrue deferred income taxes for any future tax liability associated with that portion of MLP distributions considered to be a tax-deferred return of capital as well as capital appreciation of our investments. Upon the sale of an MLP security, we may be required to pay previously deferred taxes. A portion of the gain upon disposition of MLP units attributable to Internal Revenue Code Section 751 assets, including depreciation recapture, would be recognized as ordinary income. Ordinary income attributable to Section 751 assets may exceed the net taxable gain realized upon sale and may be recognized even if there is a net taxable loss upon disposition. We could therefore recognize both ordinary income and a capital loss upon disposition of MLP units.

We rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated current or deferred taxes. Such estimates are made in good faith. From time to time, as new information becomes available, we modify our estimates or assumptions regarding our deferred taxes.

The 2017 Tax Cuts and Jobs Act also imposed limitations on the deductibility of net interest expense and limitations on the usage of net operating loss carryforwards (and elimination of carrybacks). These limitations may impact certain deductions to taxable income and may result in an increased current tax liability to us. To the extent certain deductions are limited in any given year, we may not be able to utilize such deductions in future periods if we do not have sufficient taxable income.

KYN may employ a variety of tax strategies intended to reduce or defer the Company’s cash tax obligations or overall tax liability. These strategies, including the purchase of transferable tax credits and utilization of net and/or capital loss carryforwards, rely on current tax laws, regulations, interpretations and assumptions regarding the character, timing, and allocation of income, gains, losses, and deductions. Changes in tax laws or regulations, shifts in administrative or judicial interpretations, or differences between anticipated and actual tax outcomes could reduce or eliminate the intended benefits of such strategies. In addition, the Company may be exposed to increased tax liabilities, penalties, and/or interest if tax positions are challenged by taxing authorities or ultimately determined to be incorrect and could adversely affect the Company’s net asset value or overall performance.

Deferred Tax Risks of Investing in our Securities

The Tax Cuts and Jobs Act reduced the federal corporate tax rate from 35% to 21%. Because our deferred tax liability is based primarily on the federal corporate tax rate, the enactment of the bill significantly reduced our deferred tax liability and increased our net asset value. If the federal income tax rate were to increase in the future, our deferred tax liability would increase resulting in a corresponding decrease to our net asset value.

The Company periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. The Company will continue to review and assess the need for a valuation allowance in the future. Significant variability in the fair value of its portfolio of investments may change the Company’s assessment regarding the recoverability of its deferred tax assets. If a valuation allowance is required to reduce any deferred tax asset in the future, or if a change in a valuation allowance is necessary, it could have a material impact on the Company’s net asset value and results of operations in the period of adjustment.

Management Risk; Dependence on Key Personnel of Kayne Anderson

Our portfolio is subject to management risk because it is actively managed. KAFA applies investment techniques and risk analyses in making investment decisions for us, but there can be no guarantee that they will produce the desired results.

We depend upon Kayne Anderson’s key personnel for our future success and upon their access to certain individuals and investments in the energy sector. In particular, we depend on the diligence, skill and network of business contacts of our portfolio managers, who evaluate, negotiate, structure, close and monitor our investments. These individuals manage a number of investment vehicles on behalf of Kayne Anderson and, as a result, do not devote all of their time to managing us, which could negatively impact our performance. Furthermore, these individuals do not have long-term employment contracts with Kayne Anderson, although they do have equity interests and other financial incentives to remain with Kayne Anderson. We also depend on the senior management of Kayne Anderson. The departure of any of our portfolio managers or the senior management of Kayne Anderson could have a material adverse effect on our ability to achieve our investment objective. In addition, we can offer no assurance that KAFA will remain our investment adviser or that we will continue to have access to Kayne Anderson’s industry contacts and deal flow.

Cybersecurity Risk

The information and technology systems relied upon by KYN, KAFA and our service providers (including, but not limited to, fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which we invest may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although KAFA has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of KYN, KAFA, our service providers and/or issuers of securities in which we invest and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of KYN, KAFA, our service providers and/or issuers of securities in which we invest, subject these entities and their respective affiliates to legal claims or otherwise affect their business and financial performance. There is also a risk that cybersecurity breaches may not be detected, and KYN and its stockholders could be negatively impacted as a result.

Conflicts of Interest of Kayne Anderson

Conflicts of interest may arise because Kayne Anderson and its affiliates generally carry on substantial investment activities for other clients in which the Company will have no interest. Kayne Anderson or its affiliates may have financial incentives to favor certain of such accounts over us. Any of their proprietary accounts and other customer accounts may compete with us for specific trades. Kayne Anderson or its affiliates may buy or sell securities for us that differ from securities bought or sold for other accounts and customers, even though their investment objectives and policies may be similar to ours. Situations may occur when we could be disadvantaged because of the investment activities conducted by Kayne Anderson or its affiliates for their other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for us and the other accounts, thereby limiting the size of our position, or the difficulty of liquidating an investment for us and the other accounts where the market cannot absorb the sale of the combined position.

Our investment opportunities may be limited by affiliations of Kayne Anderson or its affiliates with Energy Infrastructure Companies. In addition, to the extent that Kayne Anderson sources and structures private investments in Energy Infrastructure Companies, certain employees of Kayne Anderson may become aware of actions planned by Energy Infrastructure Companies, such as acquisitions, that may not be announced to the public. It is possible that we could be precluded from investing in an Energy Infrastructure Company about which Kayne Anderson has material non-public information; however, it is Kayne Anderson’s intention to ensure that any material non-public information available to certain Kayne Anderson employees not be shared with those employees responsible for the purchase and sale of publicly traded Energy Infrastructure Company securities.

Kayne Anderson manages or advises several private investment funds and separately managed accounts (collectively, “Affiliated Funds”). Some of the Affiliated Funds have investment objectives that are similar to or overlap with ours. Further, Kayne Anderson may at some time in the future, manage other investment funds with the same investment objective as ours or that otherwise create potential conflicts of interest with us. The results of our investment activities may differ significantly from the results achieved for Affiliated Funds. Kayne Anderson may give advice and take action, with respect to Affiliated Funds that may compete or conflict with advice or actions KAFA may take on our behalf.

Investment decisions for us are made independently from Affiliated Funds; however, from time to time, the same investment decision may be made for more than one fund or account. When two or more clients advised by Kayne Anderson or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold are allocated among the clients on a good faith equitable basis by Kayne Anderson in its discretion in accordance with the clients’ various investment objectives and procedures adopted by Kayne Anderson and approved by our Board of Directors. In some cases, this system may adversely affect the price or size of the position we may obtain. In other cases, however, our ability to participate in volume transactions may produce better execution for us.

Under the 1940 Act, we are generally prohibited from participating in certain joint transactions with our affiliates. However, we may make investments alongside Affiliated Funds pursuant to an exemptive relief granted by the SEC to us, KAFA and certain of our affiliates. Pursuant to such exemptive relief, and subject to certain conditions, we are permitted to co-invest in the same security with our affiliates in a manner that is consistent with our investment objective, investment strategy, policies, regulatory consideration and other relevant factors. If opportunities arise that would otherwise be appropriate for us and an Affiliated Fund to purchase different securities in the same issuer, Kayne Anderson will need to decide which account will proceed with such investment. Kayne Anderson’s investment allocation policy incorporates the conditions of exemptive relief to seek to ensure that investment opportunities are allocated in a manner that is fair and equitable.

The investment management fee paid to KAFA is based on the value of our assets, as periodically determined. A significant percentage of our assets may be illiquid securities acquired in private transactions for which market quotations will not be readily available. Although we have adopted valuation procedures designed to determine valuations of illiquid securities in a manner that reflects their fair value, there typically is a range of prices that may be established for each individual security. Pursuant to Rule 2a-5, our Board of Directors has designated KAFA as the Board’s “Valuation Designee”. As the Valuation Designee, KAFA performs fair value determinations of our portfolio holdings, subject to oversight by and periodic reporting to the Board. KAFA determines the fair value of our portfolio holdings in accordance with our valuation program, as adopted by the Board. As a part of this process, KAFA receives a valuation report from a third-party firm for fair valued (Level 3) securities. KAFA’s role in determining the fair value of illiquid securities, which directly affects the value of our assets and thereby the management fees to be paid, may create a conflict of interest between KAFA and the Company and its stockholders.

Risk of Owning Securities of Affiliates

From time to time, we may “control” or may be an “affiliate” of one or more of our portfolio companies, as each of these terms is defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to “control” a portfolio company if we and our affiliates owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if we and our affiliates owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including our investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

Valuation Risk

Market prices may not be readily available for certain of our investments in restricted or unregistered investments in public companies or investments in private companies. The value of such investments will ordinarily be determined based on fair valuations determined by KAFA as our Valuation Designee. Restrictions on resale or the absence of a liquid secondary market may adversely affect our ability to determine our net asset value. The sale price of securities that are not readily marketable may be lower or higher than our most recent determination of their fair value. Additionally, the value of these securities typically requires more reliance on the judgment of KAFA than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, we may not be able to realize these securities’ true value or may have to delay their sale in order to do so.

Anti-Takeover Provisions

Our Charter, Bylaws and the Maryland General Corporation Law include provisions that could limit the ability of other entities or persons to acquire control of us, to convert us to open-end status, or to change the composition of our Board of Directors. We also have adopted other measures that may make it difficult for a third party to obtain control of us, including provisions of our Charter classifying our Board of Directors in three classes serving staggered three-year terms; and provisions authorizing our Board of Directors to classify or reclassify shares of our stock in one or more classes or series, to cause the issuance of additional shares of our stock, and allowing a majority of our entire Board of Directors to amend our Charter, without stockholder approval, to increase or decrease the number of shares of stock that we have the authority to issue. These provisions, as well as other provisions of our Charter and Bylaws, could have the effect of discouraging, delaying, deferring or preventing a transaction or a change in control that might otherwise be in the best interests of our stockholders. As a result, these provisions may deprive our common stockholders of opportunities to sell their common stock at a premium over the then current market price of our common stock.

Indemnifications

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Under the Company’s investment management agreement, KAFA is also indemnified against certain liabilities arising out of the performance of its duties to the Company. In addition, in the normal course of business, the Company enters into contracts that provide general indemnification to other parties. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. If a claim were to be brought, and a loss were to be experienced, this could materially adversely affect the Company and/or result in a loss on your investment in the Company.

Additional Risks Related to Our Common Stock

Market Discount from Net Asset Value Risk

Our common stock has traded both at a premium and at a discount to our net asset value. Shares of closed-end investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that our net asset value could decrease as a result of our investment activities. Although the value of our net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of our common stock depends upon whether the market price of our common stock at the time of sale is above or below the investor’s purchase price for our common stock. Because the market price of our common stock is affected by factors such as net asset value, distribution levels (which are dependent, in part, on expenses), supply of and demand for our common stock, stability of distributions, trading volume, general market and economic conditions, and other factors beyond our control, we cannot predict whether our common stock will trade at, below or above net asset value.

Leverage Risk to Common Stockholders

The issuance of Leverage Instruments represents the leveraging of our common stock. Leverage is a technique that could adversely affect our common stockholders. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from Leverage Instruments exceed the costs of the leverage, the use of leverage could cause us to lose money. When leverage is used, the net asset value and market value of our common stock will be more volatile. There is no assurance that our use of leverage will be successful.

Our common stockholders bear the costs of leverage through higher operating expenses. Our common stockholders also bear management fees, whereas holders of notes or preferred stock do not bear management fees. Because management fees are based on our total assets, our use of leverage increases the effective management fee borne by our common stockholders. In addition, the issuance of additional senior securities by us would result in offering expenses and other costs, which would ultimately be borne by our common stockholders. Fluctuations in interest rates could increase our interest or dividend payments on Leverage Instruments and could reduce cash available for distributions on common stock. Certain Leverage Instruments are subject to covenants regarding asset coverage, portfolio composition and other matters, which may affect our ability to pay distributions to our common stockholders in certain instances. We may also be required to pledge our assets to the lenders in connection with certain other types of borrowing.

Leverage involves other risks and special considerations for common stockholders including: the likelihood of greater volatility of net asset value and market price of our common stock than a comparable portfolio without leverage; the risk of fluctuations in dividend rates or interest rates on Leverage Instruments; that the dividends or interest paid on Leverage Instruments may reduce the returns to our common stockholders or result in fluctuations in the distributions paid on our common stock; the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of our common stock than if we were not leveraged, which may result in a greater decline in the market price of our common stock; and when we use financial leverage, the investment management fee payable to Kayne Anderson may be higher than if we did not use leverage.

While we may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates or actual or anticipated changes in investment values in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that we will actually reduce leverage in the future or that any reduction, if undertaken, will benefit our common stockholders. Changes in the future direction of interest rates or changes in investment values are difficult to predict accurately. If we were to reduce leverage based on a prediction about future changes to interest rates (or future changes in investment values), and that prediction turned out to be incorrect, the reduction in leverage would likely result in a reduction in income and/or total returns to common stockholders relative to the circumstance if we had not reduced leverage. We may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and the price of our common stock if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Finally, the 1940 Act provides certain rights and protections for preferred stockholders which may adversely affect the interests of our common stockholders.

The Company’s Board of Directors (the “Board”) is responsible for overseeing the Company’s risk management program and cybersecurity is a critical element of this program. Management is responsible for the day-to-day administration of the Company’s risk management program and its cybersecurity policies, processes, and practices. The Company relies on the cybersecurity strategy and policies implemented by KAFA, our investment adviser. KAFA’s cybersecurity policies, standards, processes, and practices are based on recognized frameworks established by the National Institute of Standards and Technology, the International Organization for Standardization and other applicable industry standards and are fully integrated into the firm’s overall risk management processes. In general, the Company seeks to address material cybersecurity threats through a company-wide approach that addresses the confidentiality, integrity, and availability of the Company’s information systems or the information that the Company collects and stores, by assessing, identifying and managing cybersecurity issues as they occur.

NAV Per Share | $ / shares	$ 13.79
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	The table below sets forth a summary of the issuances, repayments and key terms of each series of Notes outstanding during the fiscal year ended November 30, 2025.
Series	Principal Outstanding November 30, 2024	Principal Issued	Principal Repaid	Principal Outstanding November 30, 2025	Unamortized Issuance Costs	Estimated Fair Value November 30, 2025	Fixed/Floating Interest Rate	Maturity
GG	$21,419	$—	$(21,419)	$—	$—	$—	3.67%	4/16/25
PP	50,000	—	(50,000)	—	—	—	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	(20,000)	—	—	—	1.81%	6/19/25
RR	45,000	—	—	45,000	248	44,300	4.57%	5/18/32
SS	45,000	—	—	45,000	270	43,600	4.67%	8/2/34
TT	18,235	—	(18,235)	—	—	—	3.82%	8/8/25
UU	40,000	—	—	40,000	280	40,700	5.18%	3/29/33
VV	25,000	—	—	25,000	244	26,400	5.79%	1/10/34
WW	35,000	—	—	35,000	243	36,700	5.65%	5/22/31
XX	40,000	—	—	40,000	300	42,200	5.79%	5/22/34
YY	30,000	—	—	30,000	266	30,800	5.19%	9/18/31
ZZ	40,000	—	—	40,000	386	40,600	5.45%	9/18/36
AAA	—	60,000	—	60,000	480	60,300	4.43%	10/16/28
BBB	—	40,000	—	40,000	326	40,300	4.60%	10/15/30
	$409,654	$100,000	$(109,654)	$400,000	$3,043	$405,900

Long Term Debt, Principal | $	$ 400,000
Long Term Debt, Structuring [Text Block]

11.   Notes

At November 30, 2025, the Company had $400,000 aggregate principal amount of Notes outstanding. During the fiscal year ended November 30, 2025, the Company issued $100,000 and repaid $109,654 of Notes. The table below sets forth a summary of the issuances, repayments and key terms of each series of Notes outstanding during the fiscal year ended November 30, 2025.

Series	Principal Outstanding November 30, 2024	Principal Issued	Principal Repaid	Principal Outstanding November 30, 2025	Unamortized Issuance Costs	Estimated Fair Value November 30, 2025	Fixed/Floating Interest Rate	Maturity
GG	$21,419	$—	$(21,419)	$—	$—	$—	3.67%	4/16/25
PP	50,000	—	(50,000)	—	—	—	3-month SOFR + 151 bps	6/19/26
QQ	20,000	—	(20,000)	—	—	—	1.81%	6/19/25
RR	45,000	—	—	45,000	248	44,300	4.57%	5/18/32
SS	45,000	—	—	45,000	270	43,600	4.67%	8/2/34
TT	18,235	—	(18,235)	—	—	—	3.82%	8/8/25
UU	40,000	—	—	40,000	280	40,700	5.18%	3/29/33
VV	25,000	—	—	25,000	244	26,400	5.79%	1/10/34
WW	35,000	—	—	35,000	243	36,700	5.65%	5/22/31
XX	40,000	—	—	40,000	300	42,200	5.79%	5/22/34
YY	30,000	—	—	30,000	266	30,800	5.19%	9/18/31
ZZ	40,000	—	—	40,000	386	40,600	5.45%	9/18/36
AAA	—	60,000	—	60,000	480	60,300	4.43%	10/16/28
BBB	—	40,000	—	40,000	326	40,300	4.60%	10/15/30
	$409,654	$100,000	$(109,654)	$400,000	$3,043	$405,900

Holders of the fixed rate Series RR and SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the fixed rate Series UU through BBB Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of November 30, 2025, the weighted average interest rate on the outstanding Notes was 5.05%.

As of November 30, 2025, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At November 30, 2025, the Company was in compliance with all covenants under the Notes agreements.

Long Term Debt, Dividends and Covenants [Text Block]

Holders of the fixed rate Series RR and SS Notes are entitled to receive cash interest payments semi-annually (on June 19 and December 19) at the fixed rate. Holders of the fixed rate Series UU through BBB Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of November 30, 2025, the weighted average interest rate on the outstanding Notes was 5.05%.

As of November 30, 2025, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Company is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Company’s overall leverage. Under the 1940 Act and the terms of the Notes, the Company may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Company. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Company fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Company and, upon liquidation, dissolution or winding up of the Company, will rank: (1) senior to all of the Company’s outstanding preferred shares; (2) senior to all of the Company’s outstanding common shares; (3) on parity with any unsecured creditors of the Company and any unsecured senior securities representing indebtedness of the Company; and (4) junior to any secured creditors of the Company.

At November 30, 2025, the Company was in compliance with all covenants under the Notes agreements.

Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares]	193,855,883
Outstanding Security, Held [Shares]	169,126,038
Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in our common stock is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in our common stock represents an indirect investment in Energy Infrastructure Companies and other securities owned by us, which will generally be traded on a national securities exchange or in the over-the-counter markets. An investment in our common stock is not intended to constitute a complete investment program and should not be viewed as such. The value of these publicly traded securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which we invest may affect the value of our common stock. Your common stock at any point in time may be worth less than your original investment, even after taking into account the reinvestment of our distributions. We are primarily a long-term investment vehicle and should not be used for short-term trading.

Energy Infrastructure Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Infrastructure Company Risk

Our concentration in the energy infrastructure sector may present more risk than if we were broadly diversified over multiple sectors of the economy. Energy Infrastructure Companies, including Midstream Energy Companies and Power Infrastructure Companies, are subject to risks specific to the energy and energy-related industries. See the Glossary of Key Terms for descriptions of these capitalized terms.

Energy Sector Risk

The revenues of Energy Infrastructure Companies, including many Midstream Energy Companies, are often dependent upon the volumes of oil, natural gas, refined products, natural gas liquids or water produced by Energy Companies and/or consumed by customers of these commodities, and could be adversely affected by reductions in the supply of, or demand for, such energy commodities. The adverse impact of these events could lead to a material reduction in the earnings of Energy Infrastructure Companies and a substantial reduction (or elimination) of distributions paid to equity holders, and could result in a decline in (i) the equity values of the affected Energy Infrastructure Companies and/or (ii) our net distributable income. The volume of energy commodities produced and the volume of energy commodities available for transportation, storage, processing or distribution could be negatively affected by a variety of factors, including, among others, depletion of resources, depressed commodity prices, access to capital for companies engaged in the energy industry, catastrophic or extreme weather events, labor relations, increased environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), limitations on leasing of additional federal lands or the issuance of permits for oil and gas drilling, equipment malfunctions and maintenance difficulties, volumes of imports or exports, international politics, policies of the Organization of the Petroleum Exporting Countries (“OPEC”), and increased competition from alternative energy sources.

A decline in demand for energy commodities could result from factors such as adverse economic conditions, increased taxation, the imposition of tariffs, governmental regulations or executive actions by the President, increased environmental regulation (including policies designed to reduce carbon emissions and/or address climate change), catastrophic events, extreme weather events, pandemics, increased fuel economy, increased energy conservation or use of alternative energy sources, legislation intended to promote the use of alternative energy sources, or increased commodity prices.

Power Sector Risk

The revenues of Energy Infrastructure Companies, including many Power Infrastructure Companies, are often dependent upon the availability of electric power and/or the consumption of electric power and could be adversely affected by reductions in the supply of, or demand for, such power. The adverse impact of these events could lead to a material reduction in the earnings of Energy Infrastructure Companies and a substantial reduction (or elimination) of dividends paid to equity holders, and could result in a decline in (i) the equity values of the affected Energy Infrastructure Companies and/or (ii) our net distributable income. The production or availability of electric power could be negatively affected by a variety of factors, including depressed power prices, high prices for commodities used in the generation of power, lower than expected wind, solar or hydro power resources, catastrophic or extreme weather events, labor relations, increased environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), equipment malfunctions, transmission grid disruptions and maintenance difficulties. A decline in demand for power could result from factors such as increased power prices, adverse economic conditions, increased taxation, the imposition of tariffs, incremental environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), catastrophic events, extreme weather events, equipment malfunctions, transmission grid disruptions and maintenance difficulties.

Commodity Pricing Risk

The operations and financial performance of Energy Infrastructure Companies may be directly affected by energy commodity or power prices, especially those companies that (i) produce energy commodities or power, (ii) consume energy commodities or power in their operations, or (iii) receive payments for services that are based on energy commodity or power prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one commodity relative to the price of another commodity (for example, the price of natural gas relative to the price of natural gas liquids). Commodity prices can fluctuate for many different reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic and international production, policies implemented by producer groups such as OPEC, energy conservation, domestic and foreign governmental regulation and taxation, acts of terrorism, military interventions, civil unrest or war and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for Energy Infrastructure Companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices, and such difficulty raising capital could adversely impact the financial condition of these companies and their ability to maintain or grow cash distributions or dividends to their equity holders. In addition to the volatility of commodity prices, extremely high commodity prices may drive further energy conservation efforts or incentivize substitution in favor of other energy sources, which may adversely affect the performance of Energy Infrastructure Companies.

Regulatory Risk

Energy Infrastructure Companies are subject to significant national, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how services are provided, (iii) environmental and safety controls, and, in some cases, (iv) the prices they may charge for the products and services they provide. Such regulation can change rapidly or over time in both scope and intensity and may vary significantly across countries, states, and local jurisdictions. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them. Working with national, state, and local governments to plan, site, and install energy infrastructure in compliance with such regulations can be complex, time-consuming, and costly. Violations of such regulations may subject companies to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies. Additionally, government authorities, such as the Federal Energy Regulatory Commission (“FERC”) and state authorities regulate the rates charged for services of many Energy Infrastructure Companies. Those authorities can change the regulations and, as a result, materially reduce the rates charged for these services, which may adversely affect the financial performance of Energy Infrastructure Companies.

Emissions of greenhouse gases, including gases associated with the production and use of hydrocarbons such as carbon dioxide, methane and nitrous oxide among others contribute to a warming of the earth’s atmosphere and other adverse environmental effects, commonly referred to as “climate change.” To protect against climate change, most of the worlds’ governments, and many U.S. states, are committed to taking action to reduce emissions of greenhouse gases. The adoption and implementation of federal, state or local limits on greenhouse gas emissions from Energy Infrastructure Companies could result in significant costs to reduce emissions of greenhouse gases associated with their operations or could adversely affect the supply of, or demand for, power, crude oil, natural gas, natural gas liquids or other hydrocarbon products, which in turn could reduce production of those commodities. As a result, greenhouse gas emissions legislation or regulation could have a material adverse impact on the financial performance of Energy Infrastructure Companies.

There is an inherent risk that Energy Infrastructure Companies may incur material environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from a pipeline could subject the owner of such pipeline to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Energy Infrastructure Companies can be liable for hazardous substance releases under certain environmental statutes, including the Resource Conservation and Recovery Act, the Comprehensive Environmental Response, Compensation, and Liability Act, the federal Oil Pollution Act and analogous state laws and regulations. These laws impose strict, joint and several liability for costs required to clean up and restore sites where Energy Infrastructure Companies have released hazardous substances. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of Energy Infrastructure Companies. Similarly, the implementation of more stringent environmental requirements could significantly increase the cost for any remediation that may become necessary. Energy Infrastructure Companies may not be able to recover these costs from insurance or recover these costs in the rates they charge customers.

Catastrophic Event Risk

Energy Infrastructure Companies are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined products, water or power. These dangers include leaks, fires, explosions, train wrecks, damage to facilities and equipment resulting from natural disasters — including floods, freezes, wildfires and hurricanes — inadvertent damage to facilities and equipment and terrorist acts, including cyber-attacks. The U.S. government has issued warnings that energy assets, specifically domestic energy infrastructure such as pipelines or power transmission grids, may be targeted in future terrorist attacks.

These dangers give rise to risks of substantial losses as a result of loss or destruction of reserves; damage to or destruction of property, facilities and equipment; pollution and environmental damage; and personal injury or loss of life. Any occurrence of such catastrophic events could bring about a limitation, suspension or discontinuation of the operations of certain assets owned by such Energy Infrastructure Company.

Midstream Energy Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Midstream Energy Companies Risk

Midstream Energy Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risks.

Regulatory Risk

Certain pipeline projects have experienced significant delays related to difficulties in obtaining the necessary permits to proceed with construction (or some phase of construction). These delays have raised concerns about the ability of Midstream Energy Companies to place such projects in service and their ability to get the necessary financing to complete such projects. Furthermore, opponents of energy infrastructure development often utilize the courts, media campaigns and political activism to attempt to stop, or delay as much as possible, these projects. Significant delays could result in a material increase in the cost of developing these projects and could result in Midstream Energy Companies developing such projects failing to generate the expected return on investment or, if the project does not go forward, realizing a financial loss, either of which would adversely affect the results of operations and financial performance of the affected Midstream Energy Companies.

Natural gas transmission pipeline systems, crude oil transportation pipeline systems, refined products transportation pipeline systems, and certain classes of storage facilities and related assets owned by Midstream Energy Companies are subject to regulation by the FERC. The regulators have authority to regulate natural gas pipeline transmission, crude oil pipeline transportation services, and refined products pipeline transportation services including the rates charged for the services, terms and conditions of service, certification and construction of new facilities, the extension or abandonment of services and facilities, the maintenance of accounts and records, the acquisition and disposition of facilities, the initiation and discontinuation of services, and various other matters. Action by the FERC could adversely affect the ability of Midstream Energy Companies to establish or charge rates that would cover future increases in their costs, such as additional costs related to environmental matters including any climate change regulation, or even to continue to collect rates that cover current costs, including a reasonable rate of return. It could also become more common for regulatory agencies (such as FERC) to include the impact of carbon emissions from energy infrastructure assets as a consideration in granting permits for the construction or operation of such assets. This could result in delays in obtaining permits, requirements to spend additional capital to limit carbon emissions or denial of required permits to operate existing or proposed energy infrastructure assets. Any such change could have an adverse impact on the financial condition, results of operations, or cash flows of Midstream Energy Companies.

Governmental agencies have imposed protections governing hydraulic fracturing and the disposal of wastewater associated with hydraulic fracturing processes that are critical to the recovery of economic amounts of oil, natural gas and natural gas liquids by Energy Companies. Wastewater is a byproduct of hydraulic fracturing and production and, to the extent it is not recycled, must be disposed. Scientific research links the disposal of wastewater to increased earthquake activity in certain oil and natural gas producing regions, and legislation and regulations have been adopted in certain states to limit or prohibit further underground wastewater disposal in seismically sensitive regions. While we are not able to predict the likelihood that similar regulations will be adopted in other regions (or that existing regulations could be made more restrictive), additional restrictions on hydraulic fracturing, wastewater disposal or any other activity necessary for the production of oil, natural gas or natural gas liquids could result in a reduction in production of those commodities. Midstream Energy Companies have spent (and continue to spend) significant amounts of capital building pipelines, processing, treating and storage assets to facilitate the development of oil and gas reserves and such reductions in production could have an adverse impact on the financial performance of Midstream Energy Companies.

Upstream Exploration and Production Risk

Energy reserves naturally deplete as they are produced over time, and to maintain or grow their revenues, companies engaged in the production of natural gas, natural gas liquids, crude oil and other energy commodities need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. Energy Companies may be unsuccessful adding reserves and/or maintaining production levels for several reasons, including the lack of sufficient cash flow to fund re-investment due to a material decline in commodity prices, an inability to raise capital on favorable terms or an unwillingness to reinvest cash flow in the development (or acquisition) of new reserves. The failure to cost-effectively acquire additional reserves sufficient to replace the natural decline in production may cause the production of natural gas, natural gas liquids, crude oil and other energy commodities to decline. If there were a significant decline in global energy demand, Energy Companies could significantly reduce capital expenditures, leading to declines in U.S. production of natural gas and crude oil. Many Energy Companies could then be forced to monetize reserves or acreage to manage their balance sheets and maintain adequate liquidity levels. In such circumstances, some Energy Companies may file for bankruptcy in an effort to restructure their balance sheets. These actions could have a negative impact on the operating results and financial performance for some Midstream Energy Companies engaged in the transportation, storage, distribution and processing of production from such Energy Companies.

Energy Companies engaged in the production of natural gas, natural gas liquids and crude oil estimate the quantities of their reserves. If reserve estimates prove to be inaccurate, these companies’ reserves may be overstated, and no commercially productive amounts of such energy commodities may be discovered. Furthermore, drilling or other exploration activities may be curtailed, delayed, or cancelled as a result of low commodity prices, unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements, and cost of, or shortages or delays in the availability of, drilling rigs and other exploration equipment. In addition, there are many operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering, and pollution. Midstream Energy Companies invest significant capital in assets to provide transportation, processing, treating, storage, and other services to facilitate production of these energy commodities and would be adversely impacted in the event reserves were significantly underestimated or were unable to be economically produced.

Affiliated Party Risk

Certain Midstream Energy Companies are dependent on their affiliates for a majority of their revenues. In some cases, those same affiliates are the majority owners and/or have effective control of the Midstream Energy Companies. Any failure by a Midstream Energy Company’s affiliates to satisfy their payments or obligations would impact the Midstream Energy Company’s revenues and cash flows and ability to make interest payments and distributions or dividends to its equity holders. Controlling affiliates of Midstream Energy Companies may also enter into M&A transactions or attempt to effect changes in commercial contracts that could be adverse to the Midstream Energy Company.

Contract Renegotiation/Rejection Risk

Midstream Energy Companies that operate midstream assets are also subject to the credit risk of their customers. If an Energy Company that explores for and produces oil, natural gas or natural gas liquids were to declare bankruptcy, through the bankruptcy process, the debtor Energy Company may have the ability to reject a contract that it has with a Midstream Energy Company that provides services for the debtor, which could include gathering, processing, treating, transportation or storage services. If a contract is successfully rejected during bankruptcy, the affected Midstream Energy Company will have an unsecured claim for damages but will likely only recover a portion of its claim for damages and may not recover anything at all. A debtor Energy Company may also threaten to reject a contract in an effort to force a renegotiation of the agreement on terms less favorable to its counterparty, the Midstream Energy Company. For these reasons, a Midstream Energy Company that provides services to an Energy Company that is in financial distress could experience a material adverse impact to its financial performance and results of operations.

Risks of Investing in MLP Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in MLP Units

In addition to the risks summarized herein, an investment in MLP units involves certain risks, which differ from an investment in the securities of a corporation. Limited partners of MLPs, unlike investors in the securities of a corporation, have limited voting rights on matters affecting the partnership and generally have no rights to elect the directors of the general partner. In addition, conflicts of interest exist between limited partners and the general partner and the general partner does not generally have any duty to the limited partners beyond a “good faith” standard.

Tax Risks of Investing in Equity Securities of MLPs [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks of Investing in Equity Securities of MLPs

Our ability to meet our investment objective will depend, in part, on the level of taxable income and distributions and dividends we receive from the MLP securities in which we invest, a factor over which we have no control. The benefit we derive from our investment in MLPs is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in the tax code or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. Upon the sale of an equity security in an MLP, we generally will be liable for any previously deferred taxes. In addition, the sale of an equity security in an MLP involves certain tax depreciation recapture relating to the MLP’s underlying assets. Such depreciation recapture is treated as ordinary income for tax purposes, and such ordinary income may result even if the sale of the MLP equity security is at a loss or exceeds the gain if sold at a gain. MLPs generally provide the relevant tax information for these calculations on a delayed basis, usually during the calendar year following the sale, so final determination of any resulting recapture income may be similarly delayed. If the recapture exceeds operating losses, we could recognize taxable income and have an income tax liability. No assurance can be given that such taxes will not exceed the Company’s deferred tax assumptions for purposes of computing the Company’s net asset value per share, which would result in an immediate reduction of the Company’s net asset value per share. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would likely be reduced and distributions received by us that are treated as dividend income or capital gain would be taxed under federal income tax laws applicable to corporate distributions, which would reduce our net distributable income. In addition, as U.S presidential and legislative priorities change and develop, energy-related tax provisions may be enacted, some of which may not be favorable to MLPs or corporations investing in them and may increase the amount of taxes we ultimately bear. There can be no assurance how any such provisions could affect our net distributable income or our business generally.

Utility Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utility Companies Risk

Utility Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risk.

Other risks inherent in the utilities sector include a variety of factors that may adversely affect the business or operations of Utility Companies, including: high interest costs associated with capital construction and improvement programs; difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates that the company can charge to customers; costs associated with compliance with, and adjusting to changes to, environmental and other regulations; the difficulty in obtaining an adequate return on invested capital or in financing large construction projects; effects of economic slowdowns and surplus capacity; increased competition from other providers of utilities services; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies.

Some Utility Companies also face risks associated with the effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for power generation, including, among other considerations: the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; potential impacts of terrorist activities on the utilities industry and its customers; and the impact of natural or man-made disasters. Utility Companies may also be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Deregulation is subjecting Utility Companies to greater competition and may adversely affect profitability. As deregulation allows utilities to diversify outside of their original geographic regions and their traditional lines of business, Utility Companies may engage in riskier ventures. There is no assurance that regulatory authorities will, in the future, grant rate increases, or that such increases will be adequate to permit the payment of dividends on stocks issued by a Utility Company.

In many regions, including the United States, the Utility industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors. For example, FERC has implemented regulatory changes to increase access to the nationwide transmission grid by utility and non-utility purchasers and sellers of electricity. A number of countries, including the United States, are considering or have implemented methods to introduce and promote retail competition. Changes in regulation may result in consolidation among domestic utilities and the disaggregation of many vertically integrated utilities into separate generation, transmission and distribution businesses. As a result, additional significant competitors could become active in certain parts of the utility industry.

Renewable Infrastructure Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable Infrastructure Companies Risk

Renewable Infrastructure Companies are a subset of Energy Infrastructure Companies and, as such, are subject to the risks described above under Energy Infrastructure Company Risk.

The future growth of Renewable Infrastructure Companies may be dependent on government policies that support renewable power generation and enhance the economic viability of owning renewable electric generation assets. Such policies can include renewable portfolio standard programs, which mandate that a specified percentage of electricity sales come from eligible sources of renewable energy, accelerated cost-recovery systems of depreciation, tax credits and production credits.

The electric power produced, and revenues generated by a renewable energy generation facility, including solar electric or wind energy, is highly dependent on suitable weather conditions. These assets may not be able to operate in extreme weather conditions, such as during a severe freeze. Furthermore, components used in the generation of renewable energy could be damaged by severe weather, such as hailstorms, wildfires, tornadoes or hurricanes. In addition, replacement and spare parts for key components may be difficult or costly to acquire or may be unavailable. Unfavorable weather and atmospheric conditions could impair the effectiveness of assets or reduce their output beneath their rated capacity or require shutdown of key equipment, impeding operation of renewable assets. Actual climatic conditions at a facility site, particularly wind conditions, may not conform to the historical findings and, therefore, renewable energy facilities may not meet anticipated production levels or the rated capacity of the generation assets, which could adversely affect the business, financial condition and results of operations and cash flows of the Renewable Infrastructure Companies involved in the renewable energy industry.

A portion of revenues from investments in Renewable Infrastructure Assets will be tied, either directly or indirectly, to the wholesale market price for electricity in the markets served. Wholesale market electricity prices are impacted by a number of factors including: the price of fuel (for example, natural gas) that is used to generate electric power; the cost of and management of generation and the amount of excess generating capacity relative to load in a particular market; and conditions (such as extremely hot or cold weather) that impact electrical system demand. Owners of Renewable Infrastructure Assets may attempt to secure fixed prices for their power production through the use of financial hedges but may not be able to deliver power to collect such fixed price, rendering those hedges ineffective or creating economic losses for Renewable Infrastructure Assets.

Decreases in Subsidies and Changes in Regulations Risk

Poor economic conditions could have an effect on government budgets and threaten the continuation of government subsidies such as regulated revenues, cash grants, U.S. federal income and state tax benefits or state renewables portfolio standards that benefit Renewable Infrastructure Companies. Such conditions may also lead to adverse changes in laws or regulations. The reduction or elimination of renewable generation targets, tariffs, subsidies or tax incentives or adverse changes in law could have a material adverse effect on the profitability of some existing projects. The availability and continuation of public policy support mechanisms will drive a significant part of the economics and viability of renewable energy investments, and the curtailment or termination of such subsidies and incentives could adversely affect the feasibility and profitability of Renewable Infrastructure Assets and the growth plan of Renewable Infrastructure Companies. In addition, if the various domestic and international regulations that provide incentives for renewable energy change or expire in a manner that adversely impacts the market for Renewable Infrastructure Companies, the competitiveness of renewable energy generally and the economic value of new projects undertaken by Renewable Infrastructure Companies could be impacted.

Renewable Infrastructure Companies also rely in part on environmental and other regulations of industrial and local government activities, including regulations granting subsidies or mandating reductions in carbon or other greenhouse gas emissions and minimum biofuel content in fuel or use of energy from renewable sources. If the businesses to which such regulations relate were deregulated or if such subsidies or regulations were changed or weakened, the profitability of Renewable Infrastructure Companies could suffer.

Hydrology, Solar and Wind Changes Risk

The revenues and cash flows generated by Renewable Infrastructure Assets are often correlated to the amount of electric power generated, which for some assets is dependent upon available water flows, solar conditions, wind conditions and weather conditions generally. Hydrology, solar, wind and weather conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors, and these changes could impact the profitability of Renewable Infrastructure Assets. A natural disaster could also impact water flows within the watersheds the Renewable Infrastructure Companies in which we invest operate. Wind energy is highly dependent on weather conditions and, in particular, on wind conditions. The profitability of a wind farm depends not only on observed wind conditions at the site, which are inherently variable, but also on whether observed wind conditions are consistent with assumptions made during the project development phase.

Operational Disruption Risk

Renewable Infrastructure Companies are exposed to risks in connection with disruptions of their operations, or to the operations of third parties on which they depend, which may be caused by technical breakdowns at power generation assets, resulting from aged or defective facility components, insufficient maintenance, failed repairs, power outages, adverse weather conditions, natural disasters, labor disputes, ill-intentioned acts or other accidents or incidents. These disruptions could result in shutdowns, delays or long-term decommissioning in production or distribution of energy. This may materially and adversely affect operations or financial condition and cause harm to the reputation of companies in which we invest.

Construction Risk

Renewable Infrastructure Companies may invest in projects that are subject to construction risk and construction delays. The ability of these projects to generate revenues will often depend upon their successful completion of the construction and operation of generating assets. Any shortage, delay or component price change from the suppliers of equipment associated with renewable energy projects could result in construction or installation delays. There have been periods of industry-wide shortage of key components, including solar panels and wind turbines. Delays in construction may also occur as a result of inclement weather, labor disruptions, technical complications or other reasons, and any resulting cost over-runs could negatively impact the income and market values of Renewable Infrastructure Companies.

In addition, tariffs on imports to the United States could affect operating or construction costs for a number of companies in which we invest. The cost of new solar power generation projects could be more challenging as a result of increases in the cost of solar panels or tariffs on imported solar panels imposed by the U.S. government on imported solar cells and modules manufactured in China. If project developers purchase solar panels containing cells manufactured in China, the purchase price for renewable energy equipment and facilities may reflect the tariff penalties mentioned above.

Renewable Infrastructure Technology Risk

Technology related to the production of renewable power and conventional power generation is continually advancing, resulting in a gradual decline in the cost of producing electricity. Renewable Infrastructure Companies may invest in and use newly developed, less proven, technologies in their development projects or in maintaining or enhancing their existing assets. There is no guarantee that such new technologies will perform as anticipated. The failure of a new technology to perform as anticipated may materially and adversely affect the profitability of a particular development project.

Increasing Competition/Market Change Risks

A significant portion of the electric power generation and transmission capacity sold by Renewable Infrastructure Assets is sold under long-term agreements with public utilities, industrial or commercial end-users or governmental entities. If, for any reason, any of the purchasers of power or transmission capacity under these agreements are unable or unwilling to fulfill their related contractual obligations or if they otherwise terminate such agreements prior to the expiration thereof, the business and financial condition of Renewable Infrastructure Companies could be materially and adversely affected. The power generation industry is characterized by intense competition, which may impact the ability of Renewable Infrastructure Companies to replace an expiring or terminated agreement with an agreement on equivalent terms and conditions, including at prices that permit operation of the related facility on a profitable basis, and as a result the affected facility may temporarily or permanently cease operations.

Changes in Tariffs Risk

The revenue that Renewable Infrastructure Assets generate from contracted concessions is often dependent on regulated tariffs or other long-term fixed rate arrangements. Under such concession agreements, a tariff structure is established, and Renewable Infrastructure Companies have limited or no possibility to independently raise tariffs beyond the established rates and indexation or adjustment mechanisms. Similarly, under a long-term power purchase agreement, Renewable Infrastructure Companies may be required to deliver power at a fixed rate for the contract period, with limited escalation rights. In addition, Renewable Infrastructure Companies may be unable to adjust tariffs or rates as a result of fluctuations in prices of raw materials, exchange rates, labor and subcontractor costs during the operating phase of these projects. Moreover, in some cases, if Renewable Infrastructure Assets fail to comply with certain pre-established conditions, the government or customer, as applicable, may reduce the tariffs or rates payable. In addition, during the life of a concession, the relevant government authority may unilaterally impose additional restrictions on tariff rates, subject to the regulatory frameworks applicable in each jurisdiction.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk

We are a non-diversified, closed-end investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, there are no regulatory requirements under the 1940 Act or the Code on the minimum number or size of securities we hold. As we may invest up to 15% of our total assets in any single issuer, a decline in value of the securities of such an issuer could significantly impact the value of our portfolio. In addition, because a relatively higher percentage of our assets may be invested in the securities of a limited number of issuers, we may be more susceptible to any single economic, political or regulatory event than a diversified company.

Dependence on Limited Number of Customers and Suppliers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Limited Number of Customers and Suppliers

Certain Energy Infrastructure Companies in which we may invest depend upon a limited number of customers for a majority of their revenue. Similarly, certain Energy Infrastructure Companies in which we may invest depend upon a limited number of suppliers of goods or services to continue their operations. Any loss of any such customers or suppliers, including through bankruptcy, could materially adversely affect such Energy Infrastructure Companies’ results of operation and cash flow, and their ability to make distributions or dividends to equity holders could therefore be materially adversely affected.

Capital Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Markets Risk

Financial markets are volatile, and Energy Infrastructure Companies may not be able to obtain new debt or equity financing on attractive terms or at all. A downturn in commodity prices and/or economic activity may negatively impact the ability of Energy Companies to raise capital, and equity capital in particular, at attractive levels. Downgrades of the debt of Energy Infrastructure Companies by rating agencies during times of distress could exacerbate this challenge. In addition, downgrades of the credit ratings of Energy Infrastructure Companies by ratings agencies may increase the cost of borrowing under the terms of an Energy Infrastructure Company’s credit facility, and a downgrade from investment grade to below investment grade (i.e., an issuer of junk bonds) may cause an Energy Infrastructure Company to be required to post collateral (or additional collateral) by its contractual counterparties, which could reduce the amount of liquidity available to such Energy Infrastructure Company and increase its need for additional funding sources. Increased reliance on private credit markets and non-bank financing sources may heighten refinancing risk if credit conditions tighten or investor demand for private debt diminishes. If funding is not available when needed, or is available only on unfavorable terms, Energy Infrastructure Companies may have to reduce their distributions or dividends to manage their funding needs and may not be able to meet their obligations as they come due. Moreover, without adequate funding, many Energy Infrastructure Companies may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

Financial Institution Instability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Institution Instability Risk

Actual events involving limited liquidity, defaults, non-performance or other adverse developments that affect financial institutions, transactional counterparties or other companies in the financial services industry or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, have in the past, such as during the 2008-2010 global financial crisis and more recently from certain U.S. regional bank failures during 2023, and may in the future, lead to market-wide liquidity problems.

Investor concerns regarding the U.S. or international financial systems could result in less favorable commercial financing terms, including higher interest rates or costs and tighter financial and operating covenants, or systemic limitations on access to credit and liquidity sources, thereby making it more difficult for us and the companies in which we invest to acquire financing on acceptable terms or at all.

Political Instability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political Instability Risk

The Energy Infrastructure Companies in which we may invest are subject to disruption as a result of terrorist activities (including cyber-attacks), civil unrest, military interventions, regional conflicts or wars, and other geopolitical events. The U.S. government has issued warnings that energy assets, specifically those related to pipeline and other energy infrastructure, production facilities and transmission and distribution facilities, may be targeted in future terrorist attacks. Internal unrest, acts of violence or strained relations between a government and energy companies or other governments may affect the operations and profitability of Energy Infrastructure Companies in which we invest. Broader geopolitical realignments, regional conflicts, regime changes, civil unrest and wars may contribute to price volatility and uncertainty in global energy supply chains. Political instability in other parts of the world may also cause volatility and disruptions in the market for the securities of Energy Infrastructure Companies, even those that operate solely in North America.

Weather Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Weather Risks

Weather conditions and the seasonality of weather patterns play a role in the cash flows of certain Energy Infrastructure Companies. Although most Energy Infrastructure Companies can reasonably predict seasonal weather demand based on normal weather patterns, extreme weather conditions (for instance hurricanes, wildfires and extreme winter storms) demonstrate that no amount of preparation can protect an Energy Infrastructure Company from the unpredictability of the weather. The damage done by extreme weather also may serve to increase insurance premiums for energy assets owned by Energy Infrastructure Companies, could significantly increase the volatility in the supply of energy-related commodities and could adversely affect such companies’ financial condition and ability to pay distributions or dividends to equity holders.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk

Our investments are concentrated in the energy infrastructure sector. The focus of our portfolio on the energy infrastructure sector may present more risks than if our portfolio were broadly diversified over numerous sectors of the economy. A downturn in the energy infrastructure sector, or more generally in the energy industry, would have a larger impact on us than on an investment company that does not concentrate in the energy infrastructure sector. The performance of securities in the energy infrastructure sector may lag the performance of other industries or the broader market as a whole. To the extent that we invest a relatively high percentage of our assets in the obligations of a limited number of issuers, we may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

Interests Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Valuations of securities in which we invest are based on numerous factors, including sector and business fundamentals, management expertise, and expectations of future operating results. Most of the securities in which we invest pay quarterly distributions or dividends to investors and are viewed by investors as yield-based investments. As a result, yields for these securities are also susceptible, in the short-term, to fluctuations in interest rates and the equity prices of such securities may decline when interest rates rise. Because we invest in equity securities of Energy Infrastructure Companies, our net asset value and the asset coverage ratios on our senior securities may decline if interest rates rise. Changes in interest rates may also increase the Company’s cost of borrowing and reduce the return on leverage to common stockholders.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of our common stock and distributions that we pay declines. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with our use of leverage would likely increase. Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of our portfolio.

Over the past several years, inflation has remained elevated relative to historical norms, creating increased uncertainty for financial markets and economic conditions. Central banks, including the U.S. Federal Reserve, have taken actions intended to moderate inflation through changes in monetary policy; however, there can be no assurance that such actions will be successful or that inflationary pressures will subside on a sustained basis. Persistent inflation, or efforts to control inflation, may result in higher or more volatile interest rates, which could adversely affect the valuation of income-oriented investments such as those held by the Company. In addition, monetary policy actions taken in response to inflation may contribute to broader economic slowdowns or recessionary conditions, which could lead to reduced energy demand, financial stress among issuers in which we invest, and declines in the value of the Company’s portfolio. Uncertainty regarding the future path of inflation, interest rates, and monetary policy may negatively impact financial markets and the Company’s investment results.

Risk of Conflicting Transactions by the Investment Adviser [Member]
General Description of Registrant [Abstract]
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Risk of Conflicting Transactions by the Investment Adviser

Kayne Anderson manages portfolios of other investment companies and client accounts that invest in similar or the same securities as the Company. It is possible that Kayne Anderson would effect a purchase of a security for us when another investment company or client account is selling that same security, or vice versa. Kayne Anderson will use reasonable efforts to avoid adverse impacts on the Company’s transactions as a result of those other transactions, but there can be no assurances that adverse impacts will be avoided.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
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Equity Securities Risk

The vast majority of our assets are invested in equity securities of Energy Infrastructure Companies. Such securities are subject to general movements in the stock market and a significant drop in the stock market may depress the price of securities to which we have exposure. The prices of equity securities fluctuate for several reasons, including changes in the financial condition of a particular issuer, investors’ perceptions of Energy Infrastructure Companies, investors’ perceptions of the energy industry, the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, Energy Infrastructure Company equity securities held by the Company may decline in price if the issuer fails to make anticipated distributions or dividend payments (or reduces the amount of such payments) because, among other reasons, the issuer experiences a decline in its financial condition. In general, the equity securities of MLPs that are publicly traded partnerships tend to be less liquid than the equity securities of corporations, which means that we could have difficulty selling such securities at the time and price we would like.

Small Capitalization Risk [Member]
General Description of Registrant [Abstract]
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Small Capitalization Risk

Certain of the Energy Infrastructure Companies in which we invest may have comparatively smaller capitalizations than other companies whose securities are included in major benchmarked indices. Investing in the securities of smaller Energy Infrastructure Companies presents some unique investment risks. These Energy Infrastructure Companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger Energy Infrastructure Companies and may be more vulnerable to adverse general market or economic developments. Stocks of smaller Energy Infrastructure Companies may be less liquid than those of larger Energy Infrastructure Companies and may experience greater price fluctuations than larger Energy Infrastructure Companies. In addition, small-cap securities may not be widely followed by the investment community, which may result in reduced demand. This means that we could have greater difficulty selling such securities at the time and price that we would like.

Debt Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risks

Debt securities in which we invest are subject to many of the risks described elsewhere in this section. In addition, they are subject to credit risk and other risks, depending on the quality and other terms of the debt security.

Credit Risk

An issuer of a debt security may be unable to make interest payments and repay principal. We could lose money if the issuer of a debt obligation is, or is perceived to be, unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The downgrade in the credit rating of a security by rating agencies may further decrease its value. Additionally, we may purchase a debt security that has payment-in-kind interest, which represents contractual interest added to the principal balance and due at the maturity date of the debt security in which we invest. It is possible that by effectively increasing the principal balance payable or deferring cash payment of such interest until maturity, the use of payment-in-kind features will increase the risk that such amounts will become uncollectible when due and payable.

Below Investment Grade and Unrated Debt Securities Risk

Below investment grade debt securities (commonly referred to as “junk bonds” or “high yield bonds”) are rated Ba1 or less by Moody’s, BB+ or less by KBRA, Fitch or Standard & Poor’s, or comparably rated by another rating agency. Below investment grade and unrated debt securities (or junk bonds) generally pay a premium above the yields of U.S. government securities or debt securities of investment grade issuers because they are subject to greater risks than these securities. These risks, which reflect their speculative character, include the following: greater yield and price volatility; greater credit risk and risk of default; potentially greater sensitivity to general economic or industry conditions; potential lack of attractive resale opportunities (illiquidity); and additional expenses to seek recovery from issuers who default. In addition, the prices of these below investment grade (or junk bonds) and other unrated debt securities in which we may invest are more sensitive to negative developments, such as a decline in the issuer’s revenues or profitability or a general economic downturn, than are the prices of higher grade securities. Below investment grade (or junk bonds) and unrated debt securities tend to be less liquid than investment grade securities, and the market for below investment grade (or junk bonds) and unrated debt securities could contract further under adverse market or economic conditions. In such a scenario, it may be more difficult for us to sell these securities in a timely manner or for as high a price as could be realized if such securities were more widely traded.

Prepayment Risk

Certain debt instruments, particularly below investment grade securities (or junk bonds), may contain call or redemption provisions that would allow the issuer thereof to prepay principal prior to the debt instrument’s stated maturity. This is known as prepayment risk. Prepayment risk is greater during a falling interest rate environment as issuers can reduce their cost of capital by refinancing higher yielding debt instruments with lower yielding debt instruments. An issuer may also elect to refinance its debt instruments with lower yielding debt instruments if the credit standing of the issuer improves. To the extent debt securities in our portfolio are called or redeemed, we may be forced to reinvest in lower yielding securities.

Interest Rate Risk for Debt and Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk for Debt and Equity Securities

Debt securities, and equity securities that pay dividends and distributions, have the potential to decline in value, sometimes dramatically, when interest rates rise or are expected to rise. In general, the values or prices of debt securities vary inversely with interest rates. The change in a debt security’s price depends on several factors, including its maturity. Generally, debt securities with longer maturities are subject to greater price volatility from changes in interest rates. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms). As described elsewhere in this section, a wide variety of factors can cause interest rates to rise or fall including central bank monetary policies, inflation dynamics, and broader economic developments.

Risks Associated with Investing in Initial Public Offerings (“IPOs”) [Member]
General Description of Registrant [Abstract]
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Risks Associated with Investing in Initial Public Offerings (“IPOs”)

Securities purchased in IPOs are often subject to the general risks associated with investments in companies with small market capitalizations and, at times, are magnified. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in an IPO may be highly volatile. At any particular time, or from time to time, we may not be able to invest in IPOs, or to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be available to us. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Our investment performance during periods when we are unable to invest significantly or at all in IPOs may be lower than during periods when we are able to do so. IPO securities may be volatile, and we cannot predict whether investments in IPOs will be successful. As we grow in size, the positive effect of IPO investments on the Company may decrease.

Risks Associated with a Private Investment in a Public Entity (“PIPE”) Transaction [Member]
General Description of Registrant [Abstract]
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Risks Associated with a Private Investment in a Public Entity (“PIPE”) Transaction

PIPE investors purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. Because the sale of the securities is not registered under the Securities Act of 1933, as amended (the “Securities Act”), the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Until we can sell such securities into the public markets, our holdings will be less liquid, and any sales will need to be made pursuant to an exemption under the Securities Act. We may purchase equity securities in a PIPE transaction that are structured as convertible preferred equity (that may also pay distributions in kind). At the time a convertible preferred equity investment becomes convertible into common equity, the common equity may be worth less than the conversion price, which would make it uneconomic to convert into common equity and, as a result, significantly reduce the liquidity of the investment.

Privately Held Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privately Held Company Risk

Investing in privately held companies involves risk. For example, privately held companies are not subject to SEC reporting requirements, are not required to maintain their accounting records in accordance with generally accepted accounting principles and are not required to maintain effective internal controls over financial reporting. As a result, we may not have timely or accurate information about the business, financial condition and results of operations of the privately held companies in which we invest. In addition, the securities of privately held companies are generally illiquid, and entail the risks described under “Liquidity Risk.”

Liquidity Risk [Member]
General Description of Registrant [Abstract]
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Liquidity Risk

Securities with limited trading volumes may display volatile or erratic price movements. Kayne Anderson is one of the largest investors in Energy Infrastructure Companies. Thus, it may be more difficult for us to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. Larger purchases or sales of these securities by us in a short period of time may cause abnormal movements in the market price of these securities. As a result, these securities may be difficult to dispose of at a fair price at the times when we believe it is desirable to do so. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities.

We also invest in unregistered or otherwise restricted securities. The term “restricted securities” refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. Unregistered securities are securities that cannot be sold publicly in the United States without registration under the Securities Act, unless an exemption from such registration is available. Restricted securities may be more difficult to value, and we may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, we, where we have contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that we could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. We would, in either case, bear the risks of any downward price fluctuation during that period. The difficulties and delays associated with selling restricted securities could result in our inability to realize a favorable price upon disposition of such securities, and at times might make disposition of such securities impossible.

Our investments in restricted securities may include investments in private companies. Such securities are not registered under the Securities Act until the company becomes a public company. Accordingly, in addition to the risks described above, our ability to dispose of such securities on favorable terms would be limited until the portfolio company becomes a public company.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
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Portfolio Turnover Risk

Portfolio turnover may vary greatly from year to year. Portfolio turnover rate is not considered a limiting factor in KAFA’s execution of investment decisions. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, including taxes related to realized gains, that are borne by us. It could also result in an acceleration of realized gains on portfolio securities held by us (and payment of cash taxes on such realized gains).

Derivatives Risk [Member]
General Description of Registrant [Abstract]
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Derivatives Risk

We may purchase and sell derivative investments such as exchange-listed and over-the-counter put and call options on securities, equity, fixed income, interest rate and currency indices, and other financial instruments, enter into total return swaps and various interest rate transactions such as swaps. We also may purchase derivative investments that combine features of these instruments. The use of derivatives has risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative investments. Furthermore, the ability to successfully use these techniques depends on our ability to predict pertinent market movements, which cannot be assured. Thus, the use of derivatives may result in losses greater than if they had not been used, may require us to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment or may cause us to hold a security that we might otherwise sell. Additionally, amounts paid by us as premiums and cash or other assets held in margin accounts with respect to derivative transactions are not otherwise available to us for investment purposes.

We have written covered calls in the past and may do so in the future. As the writer of a covered call option, during the option’s life we give up the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but we retain the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. There can be no assurance that a liquid market will exist when we seek to close out an option position. If trading were suspended in an option purchased by us, we would not be able to close out the option. If we were unable to close out a covered call option that we had written on a security, we would not be able to sell the underlying security unless the option expired without exercise.

Depending on whether we would be entitled to receive net payments from the counterparty on an interest rate swap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of our common stock. In addition, at the time an interest rate transaction reaches its scheduled termination date, there is a risk that we would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of our common stock. If we fail to maintain any required asset coverage ratios in connection with any use by us of our debt securities, revolving credit facility and other borrowings (collectively, our “Borrowings”) and our preferred stock (together with our Borrowings, “Leverage Instruments”), we may be required to redeem or prepay some or all of the Leverage Instruments. Such redemption or prepayment would likely result in our seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by or to us.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
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Short Sales Risk

Short selling involves selling securities that may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the short seller to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Our obligation to replace a borrowed security is secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities similar to those borrowed. We also are required to segregate collateral to the extent, if any, necessary so that the value of both collateral amounts in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which we borrowed the security regarding payment over of any payments received by us on such security, we may not receive any payments (including interest) on the collateral deposited with such broker-dealer.

Public Health Emergency Risk [Member]
General Description of Registrant [Abstract]
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Public Health Emergency Risk

Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the COVID-19 pandemic, can result in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The full extent of the impact of such public health emergencies on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict, and additional economic disruptions and market volatility may occur as new variants appear and spread. Ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible.

Any such public health emergency could have a significant adverse impact on our investments and result in significant investment losses. Of particular relevance to an investment in KYN, volatility in the energy markets, including decreases in demand for (and prices of) energy-related commodities as a result of the impact of such public health emergencies on global economic activity, can significantly affect the performance of the energy sector, as well as the performance of Energy Infrastructure Companies in which we invest. Other public health emergencies in the future could have similar impacts.

General Market Conditions Risk [Member]
General Description of Registrant [Abstract]
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General Market Conditions Risk

Global economic, political and market conditions, including uncertainty about the financial stability of the United States, could have a significant adverse effect on our business, financial condition and results of operations. The current worldwide financial markets situation, as well as various social and political tensions in the United States and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics), may contribute to increased market volatility, may have long term effects on the United States and worldwide financial markets, and may cause economic uncertainties or deterioration in the United States and worldwide.

In addition, market volatility resulting from the continuing war between Russia and Ukraine in Europe, and the evolving conflicts and civil unrest in the Middle East, could adversely affect our business, financial condition or results of operations. These ongoing conflicts and any measures taken in response could be expected to have a negative impact on the economy and business activity globally and could have a material adverse effect on our portfolio companies and our business, financial condition, cash flows and results of operations. The severity and duration of such conflicts and their impact on global economic and market conditions are impossible to predict. In addition, sanctions imposed could also result in counter measures or retaliatory actions that could adversely impact our business or the business of our portfolio companies, including, but not limited to, cyberattacks targeting companies, individuals or other infrastructure upon which our business and the business of our portfolio companies rely.

Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage

We currently utilize Leverage Instruments and intend to continue to do so. Under normal market conditions, our policy is to utilize Leverage Instruments in an amount that represents approximately 20% – 25% of our total assets, including proceeds from such Leverage Instruments. Notwithstanding this policy, based on market conditions at such time, we may use Leverage Instruments in amounts greater than our policy (to the extent permitted by the 1940 Act) or less than our policy. Leverage Instruments have seniority in liquidation and distribution rights over our common stock.

If we are unable to renew or refinance our credit facility prior to maturity or if we are unable to refinance our Notes or MRP Shares as they mature, we may be forced to sell securities in our portfolio to repay debt or MRP Shares as they mature. If we are required to sell portfolio securities to repay outstanding debt or MRP Shares as they mature or to maintain asset coverage ratios, such sales may be at prices lower than what we would otherwise realize if we were not required to sell such securities at such time.

Additionally, we may be unable to refinance our debt or MRP Shares or sell a sufficient amount of portfolio securities to repay debt or MRP Shares as they mature or to maintain asset coverage ratios, which could cause an event of default on our debt securities or MRP Shares.

Leverage Instruments constitute a substantial lien and burden by reason of their priority claim against our income and against our net assets in liquidation. The rights of lenders to receive payments of interest on and repayments of principal of any Borrowings are senior to the rights of holders of common stock and preferred stock, with respect to the payment of distributions or upon liquidation. We may not be permitted to declare dividends and distributions with respect to common stock or preferred stock or purchase common stock or preferred stock unless at such time, we meet certain asset coverage requirements and no event of default exists under any Borrowing. In addition, we may not be permitted to pay distributions on common stock unless all dividends on the preferred stock and/or accrued interest on Borrowings have been paid, or set aside for payment.

In an event of default under any Borrowing, the lenders have the right to cause a liquidation of collateral (i.e., sell portfolio securities and other of our assets) and, if any such default is not cured, the lenders may be able to control the liquidation as well. If an event of default occurs or in an effort to avoid an event of default, we may be forced to sell securities at inopportune times and, as a result, receive lower prices for such security sales. We may also incur prepayment penalties on Notes and MRP Shares that are redeemed prior to their stated maturity dates or mandatory redemption dates.

Certain types of leverage, including the Notes and MRP Shares, subject us to certain affirmative covenants relating to asset coverage and our portfolio composition. In a declining market, we may need to sell securities in our portfolio to maintain asset coverage ratios, which would impact the distributions to us, and as a result, our cash available for distribution to common stockholders. By utilizing Leverage Instruments, we may be forced to sell securities at an inopportune time in the future to maintain asset coverage ratios and may be forced to pay prepayment penalties on our Notes and MRP Shares. Our Leverage Instruments also may impose special restrictions on our use of various investment techniques or strategies or in our ability to pay distributions on common stock and preferred stock in certain instances. In addition, we are subject to certain negative covenants relating to transactions with affiliates, mergers and consolidation, among others. We may also be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which issue ratings for Leverage Instruments issued by us. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act; however, Kayne Anderson does not believe that these covenants or guidelines will impede it from managing our portfolio in accordance with our investment objective and policies.

Interest Rate Hedging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Hedging Risk

We may hedge against interest rate risk resulting from our leveraged capital structure. We do not intend to hedge interest rate risk of our portfolio holdings. Interest rate transactions that we may use for hedging purposes will expose us to certain risks that differ from the risks associated with our portfolio holdings. There are economic costs of hedging reflected in the price of interest rate swaps and similar techniques, the cost of which can be significant. In addition, our success in using hedging instruments is subject to KAFA’s ability to correctly predict changes in the relationships of such hedging instruments to our leverage risk, and there can be no assurance that KAFA’s judgment in this respect will be accurate. To the extent there is a decline in interest rates, the value of interest rate swaps or other interest rate hedging transactions could decline, and result in a decline in the net asset value of our common stock (and asset coverage ratios for our senior securities). In addition, if the counterparty to an interest rate swap or cap defaults, we would not be able to use the anticipated net receipts under the interest rate swap to offset our cost of financial leverage.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
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Foreign Investing Risk

We invest in securities of foreign issuers, predominantly those located in Canada and, to a lesser extent, Europe. Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. This risk is heightened in light of uncertainties as to the future of certain trade agreements between the United States and Canada. Canada’s dependency on the economy of the United States, in particular, makes Canada’s economy vulnerable to political and regulatory changes affecting the United States economy.

Investments in some foreign securities may involve greater risks than investing in U.S. securities. As compared to U.S. companies, foreign issuers generally disclose less financial and other information publicly and are subject to less stringent and less uniform accounting, auditing and financial reporting standards. Foreign countries typically impose less thorough regulations on brokers, dealers, stock exchanges, corporate insiders and listed companies than does the U.S., and foreign securities markets may be less liquid and more volatile than U.S. markets. Investments in foreign securities generally involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as additional taxes imposed by foreign governments. In addition, securities trading practices abroad may offer less protection to investors. Political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments are other potential risks that could impact an investment in a foreign security. Settlement of transactions in some foreign markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of our portfolio.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
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Foreign Currency Risk

Because we invest in foreign (non-U.S.) currencies or in foreign securities that are denominated, trade and/or receive revenues in foreign (non-U.S.) currencies, we are subject to the risk that those foreign currencies may decline in value relative to the U.S. dollar. We may use hedging strategies to mitigate the risks associated with investing in securities denominated in foreign currencies. In the case of currency hedging positions, we are subject to the risk that the U.S. dollar may decline in value relative to the currency being hedged. Currency exchange rates may fluctuate significantly and unpredictably. As a result, our investments in foreign currencies, in foreign securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies may reduce our returns.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks

In addition to other risk considerations, an investment in our common stock will involve certain tax risks, including, but not limited to, the risks summarized below. The federal, state, local and foreign tax consequences of an investment in and holding of our common stock will depend on the facts of each investor’s situation. Investors are encouraged to consult their own tax advisers regarding the specific tax consequences that may affect them.

Taxability of Distributions Received

We cannot assure you what percentage of the distributions paid on our common stock, if any, will be treated as tax-advantaged qualified dividend income or return of capital or what the tax rates on various types of income or gain will be in future years. New legislation could negatively impact the amount and tax characterization of distributions received by our common stockholders. Under current law, qualified dividend income received by individual stockholders is taxed at a maximum federal tax rate of 20% for individuals, provided a holding period requirement and certain other requirements are met. In addition, currently a 3.8% federal tax on net investment income (the “Tax Surcharge”) generally applies to dividend income and net capital gains for taxpayers whose adjusted gross income exceeds $200,000 for single filers or $250,000 for married joint filers.

Tax Risks of Investing in our Securities

A reduction in the return of capital portion of the distributions that we receive from our portfolio investments or an increase in our earnings and profits and portfolio turnover may reduce that portion of our distribution treated as a tax-deferred return of capital and increase that portion treated as a dividend, resulting in lower after-tax distributions to our common and preferred stockholders.

Other Tax Risks

As a limited partner in the MLPs in which we invest, we will be allocated our distributive share of income, gains, losses, deductions and credits from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. We will incur a current tax liability on our distributive share of an MLP’s income and gains that is not offset by tax deductions, losses and credits, or our capital or net operating loss carryforwards or other applicable deductions, if any. The percentage of an MLP’s income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity or capital spending by MLPs held in our portfolio could result in a reduction in the depreciation deduction passed through to us, which may, in turn, result in increased current tax liability to us. In addition, changes to the tax code that impact the amount of income, gain, deduction or loss that is passed through to us from the MLP securities in which we invest (for example through changes to the deductibility of interest expense or changes to how capital expenditures are depreciated) may also result in an increased current tax liability to us. For example, the 2017 Tax Cuts and Jobs Act imposed certain limitations on the deductibility of interest expense that could result in less deduction being passed through to us as the owner of an MLP that is impacted by such limitations. We will accrue deferred income taxes for any future tax liability associated with that portion of MLP distributions considered to be a tax-deferred return of capital as well as capital appreciation of our investments. Upon the sale of an MLP security, we may be required to pay previously deferred taxes. A portion of the gain upon disposition of MLP units attributable to Internal Revenue Code Section 751 assets, including depreciation recapture, would be recognized as ordinary income. Ordinary income attributable to Section 751 assets may exceed the net taxable gain realized upon sale and may be recognized even if there is a net taxable loss upon disposition. We could therefore recognize both ordinary income and a capital loss upon disposition of MLP units.

We rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate taxable income allocable to the MLP units held in the portfolio and to estimate the associated current or deferred taxes. Such estimates are made in good faith. From time to time, as new information becomes available, we modify our estimates or assumptions regarding our deferred taxes.

The 2017 Tax Cuts and Jobs Act also imposed limitations on the deductibility of net interest expense and limitations on the usage of net operating loss carryforwards (and elimination of carrybacks). These limitations may impact certain deductions to taxable income and may result in an increased current tax liability to us. To the extent certain deductions are limited in any given year, we may not be able to utilize such deductions in future periods if we do not have sufficient taxable income.

KYN may employ a variety of tax strategies intended to reduce or defer the Company’s cash tax obligations or overall tax liability. These strategies, including the purchase of transferable tax credits and utilization of net and/or capital loss carryforwards, rely on current tax laws, regulations, interpretations and assumptions regarding the character, timing, and allocation of income, gains, losses, and deductions. Changes in tax laws or regulations, shifts in administrative or judicial interpretations, or differences between anticipated and actual tax outcomes could reduce or eliminate the intended benefits of such strategies. In addition, the Company may be exposed to increased tax liabilities, penalties, and/or interest if tax positions are challenged by taxing authorities or ultimately determined to be incorrect and could adversely affect the Company’s net asset value or overall performance.

Deferred Tax Risks of Investing in our Securities

The Tax Cuts and Jobs Act reduced the federal corporate tax rate from 35% to 21%. Because our deferred tax liability is based primarily on the federal corporate tax rate, the enactment of the bill significantly reduced our deferred tax liability and increased our net asset value. If the federal income tax rate were to increase in the future, our deferred tax liability would increase resulting in a corresponding decrease to our net asset value.

The Company periodically reviews the recoverability of its deferred tax assets based on the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight is given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. The Company will continue to review and assess the need for a valuation allowance in the future. Significant variability in the fair value of its portfolio of investments may change the Company’s assessment regarding the recoverability of its deferred tax assets. If a valuation allowance is required to reduce any deferred tax asset in the future, or if a change in a valuation allowance is necessary, it could have a material impact on the Company’s net asset value and results of operations in the period of adjustment.

Management Risk; Dependence on Key Personnel of Kayne Anderson [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk; Dependence on Key Personnel of Kayne Anderson

Our portfolio is subject to management risk because it is actively managed. KAFA applies investment techniques and risk analyses in making investment decisions for us, but there can be no guarantee that they will produce the desired results.

We depend upon Kayne Anderson’s key personnel for our future success and upon their access to certain individuals and investments in the energy sector. In particular, we depend on the diligence, skill and network of business contacts of our portfolio managers, who evaluate, negotiate, structure, close and monitor our investments. These individuals manage a number of investment vehicles on behalf of Kayne Anderson and, as a result, do not devote all of their time to managing us, which could negatively impact our performance. Furthermore, these individuals do not have long-term employment contracts with Kayne Anderson, although they do have equity interests and other financial incentives to remain with Kayne Anderson. We also depend on the senior management of Kayne Anderson. The departure of any of our portfolio managers or the senior management of Kayne Anderson could have a material adverse effect on our ability to achieve our investment objective. In addition, we can offer no assurance that KAFA will remain our investment adviser or that we will continue to have access to Kayne Anderson’s industry contacts and deal flow.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk

The information and technology systems relied upon by KYN, KAFA and our service providers (including, but not limited to, fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which we invest may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although KAFA has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of KYN, KAFA, our service providers and/or issuers of securities in which we invest and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of KYN, KAFA, our service providers and/or issuers of securities in which we invest, subject these entities and their respective affiliates to legal claims or otherwise affect their business and financial performance. There is also a risk that cybersecurity breaches may not be detected, and KYN and its stockholders could be negatively impacted as a result.

Conflicts of Interest of Kayne Anderson [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Conflicts of Interest of Kayne Anderson

Conflicts of interest may arise because Kayne Anderson and its affiliates generally carry on substantial investment activities for other clients in which the Company will have no interest. Kayne Anderson or its affiliates may have financial incentives to favor certain of such accounts over us. Any of their proprietary accounts and other customer accounts may compete with us for specific trades. Kayne Anderson or its affiliates may buy or sell securities for us that differ from securities bought or sold for other accounts and customers, even though their investment objectives and policies may be similar to ours. Situations may occur when we could be disadvantaged because of the investment activities conducted by Kayne Anderson or its affiliates for their other accounts. Such situations may be based on, among other things, legal or internal restrictions on the combined size of positions that may be taken for us and the other accounts, thereby limiting the size of our position, or the difficulty of liquidating an investment for us and the other accounts where the market cannot absorb the sale of the combined position.

Our investment opportunities may be limited by affiliations of Kayne Anderson or its affiliates with Energy Infrastructure Companies. In addition, to the extent that Kayne Anderson sources and structures private investments in Energy Infrastructure Companies, certain employees of Kayne Anderson may become aware of actions planned by Energy Infrastructure Companies, such as acquisitions, that may not be announced to the public. It is possible that we could be precluded from investing in an Energy Infrastructure Company about which Kayne Anderson has material non-public information; however, it is Kayne Anderson’s intention to ensure that any material non-public information available to certain Kayne Anderson employees not be shared with those employees responsible for the purchase and sale of publicly traded Energy Infrastructure Company securities.

Kayne Anderson manages or advises several private investment funds and separately managed accounts (collectively, “Affiliated Funds”). Some of the Affiliated Funds have investment objectives that are similar to or overlap with ours. Further, Kayne Anderson may at some time in the future, manage other investment funds with the same investment objective as ours or that otherwise create potential conflicts of interest with us. The results of our investment activities may differ significantly from the results achieved for Affiliated Funds. Kayne Anderson may give advice and take action, with respect to Affiliated Funds that may compete or conflict with advice or actions KAFA may take on our behalf.

Investment decisions for us are made independently from Affiliated Funds; however, from time to time, the same investment decision may be made for more than one fund or account. When two or more clients advised by Kayne Anderson or its affiliates seek to purchase or sell the same publicly traded securities, the securities actually purchased or sold are allocated among the clients on a good faith equitable basis by Kayne Anderson in its discretion in accordance with the clients’ various investment objectives and procedures adopted by Kayne Anderson and approved by our Board of Directors. In some cases, this system may adversely affect the price or size of the position we may obtain. In other cases, however, our ability to participate in volume transactions may produce better execution for us.

Under the 1940 Act, we are generally prohibited from participating in certain joint transactions with our affiliates. However, we may make investments alongside Affiliated Funds pursuant to an exemptive relief granted by the SEC to us, KAFA and certain of our affiliates. Pursuant to such exemptive relief, and subject to certain conditions, we are permitted to co-invest in the same security with our affiliates in a manner that is consistent with our investment objective, investment strategy, policies, regulatory consideration and other relevant factors. If opportunities arise that would otherwise be appropriate for us and an Affiliated Fund to purchase different securities in the same issuer, Kayne Anderson will need to decide which account will proceed with such investment. Kayne Anderson’s investment allocation policy incorporates the conditions of exemptive relief to seek to ensure that investment opportunities are allocated in a manner that is fair and equitable.

The investment management fee paid to KAFA is based on the value of our assets, as periodically determined. A significant percentage of our assets may be illiquid securities acquired in private transactions for which market quotations will not be readily available. Although we have adopted valuation procedures designed to determine valuations of illiquid securities in a manner that reflects their fair value, there typically is a range of prices that may be established for each individual security. Pursuant to Rule 2a-5, our Board of Directors has designated KAFA as the Board’s “Valuation Designee”. As the Valuation Designee, KAFA performs fair value determinations of our portfolio holdings, subject to oversight by and periodic reporting to the Board. KAFA determines the fair value of our portfolio holdings in accordance with our valuation program, as adopted by the Board. As a part of this process, KAFA receives a valuation report from a third-party firm for fair valued (Level 3) securities. KAFA’s role in determining the fair value of illiquid securities, which directly affects the value of our assets and thereby the management fees to be paid, may create a conflict of interest between KAFA and the Company and its stockholders.

Risk of Owning Securities of Affiliates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Owning Securities of Affiliates

From time to time, we may “control” or may be an “affiliate” of one or more of our portfolio companies, as each of these terms is defined in the 1940 Act. In general, under the 1940 Act, we would be presumed to “control” a portfolio company if we and our affiliates owned 25% or more of its outstanding voting securities and would be an “affiliate” of a portfolio company if we and our affiliates owned 5% or more of its outstanding voting securities. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including our investment adviser), principal underwriters and affiliates of those affiliates or underwriters.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk

Market prices may not be readily available for certain of our investments in restricted or unregistered investments in public companies or investments in private companies. The value of such investments will ordinarily be determined based on fair valuations determined by KAFA as our Valuation Designee. Restrictions on resale or the absence of a liquid secondary market may adversely affect our ability to determine our net asset value. The sale price of securities that are not readily marketable may be lower or higher than our most recent determination of their fair value. Additionally, the value of these securities typically requires more reliance on the judgment of KAFA than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, we may not be able to realize these securities’ true value or may have to delay their sale in order to do so.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions

Our Charter, Bylaws and the Maryland General Corporation Law include provisions that could limit the ability of other entities or persons to acquire control of us, to convert us to open-end status, or to change the composition of our Board of Directors. We also have adopted other measures that may make it difficult for a third party to obtain control of us, including provisions of our Charter classifying our Board of Directors in three classes serving staggered three-year terms; and provisions authorizing our Board of Directors to classify or reclassify shares of our stock in one or more classes or series, to cause the issuance of additional shares of our stock, and allowing a majority of our entire Board of Directors to amend our Charter, without stockholder approval, to increase or decrease the number of shares of stock that we have the authority to issue. These provisions, as well as other provisions of our Charter and Bylaws, could have the effect of discouraging, delaying, deferring or preventing a transaction or a change in control that might otherwise be in the best interests of our stockholders. As a result, these provisions may deprive our common stockholders of opportunities to sell their common stock at a premium over the then current market price of our common stock.

Indemnifications [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnifications

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Under the Company’s investment management agreement, KAFA is also indemnified against certain liabilities arising out of the performance of its duties to the Company. In addition, in the normal course of business, the Company enters into contracts that provide general indemnification to other parties. The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote. If a claim were to be brought, and a loss were to be experienced, this could materially adversely affect the Company and/or result in a loss on your investment in the Company.

Market Discount from Net Asset Value Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount from Net Asset Value Risk

Our common stock has traded both at a premium and at a discount to our net asset value. Shares of closed-end investment companies frequently trade at a discount to their net asset value. This characteristic is a risk separate and distinct from the risk that our net asset value could decrease as a result of our investment activities. Although the value of our net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of our common stock depends upon whether the market price of our common stock at the time of sale is above or below the investor’s purchase price for our common stock. Because the market price of our common stock is affected by factors such as net asset value, distribution levels (which are dependent, in part, on expenses), supply of and demand for our common stock, stability of distributions, trading volume, general market and economic conditions, and other factors beyond our control, we cannot predict whether our common stock will trade at, below or above net asset value.

Leverage Risk to Common Stockholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk to Common Stockholders

The issuance of Leverage Instruments represents the leveraging of our common stock. Leverage is a technique that could adversely affect our common stockholders. Unless the income and capital appreciation, if any, on securities acquired with the proceeds from Leverage Instruments exceed the costs of the leverage, the use of leverage could cause us to lose money. When leverage is used, the net asset value and market value of our common stock will be more volatile. There is no assurance that our use of leverage will be successful.

Our common stockholders bear the costs of leverage through higher operating expenses. Our common stockholders also bear management fees, whereas holders of notes or preferred stock do not bear management fees. Because management fees are based on our total assets, our use of leverage increases the effective management fee borne by our common stockholders. In addition, the issuance of additional senior securities by us would result in offering expenses and other costs, which would ultimately be borne by our common stockholders. Fluctuations in interest rates could increase our interest or dividend payments on Leverage Instruments and could reduce cash available for distributions on common stock. Certain Leverage Instruments are subject to covenants regarding asset coverage, portfolio composition and other matters, which may affect our ability to pay distributions to our common stockholders in certain instances. We may also be required to pledge our assets to the lenders in connection with certain other types of borrowing.

Leverage involves other risks and special considerations for common stockholders including: the likelihood of greater volatility of net asset value and market price of our common stock than a comparable portfolio without leverage; the risk of fluctuations in dividend rates or interest rates on Leverage Instruments; that the dividends or interest paid on Leverage Instruments may reduce the returns to our common stockholders or result in fluctuations in the distributions paid on our common stock; the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of our common stock than if we were not leveraged, which may result in a greater decline in the market price of our common stock; and when we use financial leverage, the investment management fee payable to Kayne Anderson may be higher than if we did not use leverage.

While we may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates or actual or anticipated changes in investment values in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that we will actually reduce leverage in the future or that any reduction, if undertaken, will benefit our common stockholders. Changes in the future direction of interest rates or changes in investment values are difficult to predict accurately. If we were to reduce leverage based on a prediction about future changes to interest rates (or future changes in investment values), and that prediction turned out to be incorrect, the reduction in leverage would likely result in a reduction in income and/or total returns to common stockholders relative to the circumstance if we had not reduced leverage. We may decide that this risk outweighs the likelihood of achieving the desired reduction to volatility in income and the price of our common stock if the prediction were to turn out to be correct, and determine not to reduce leverage as described above.

Finally, the 1940 Act provides certain rights and protections for preferred stockholders which may adversely affect the interests of our common stockholders.

The Company’s Board of Directors (the “Board”) is responsible for overseeing the Company’s risk management program and cybersecurity is a critical element of this program. Management is responsible for the day-to-day administration of the Company’s risk management program and its cybersecurity policies, processes, and practices. The Company relies on the cybersecurity strategy and policies implemented by KAFA, our investment adviser. KAFA’s cybersecurity policies, standards, processes, and practices are based on recognized frameworks established by the National Institute of Standards and Technology, the International Organization for Standardization and other applicable industry standards and are fully integrated into the firm’s overall risk management processes. In general, the Company seeks to address material cybersecurity threats through a company-wide approach that addresses the confidentiality, integrity, and availability of the Company’s information systems or the information that the Company collects and stores, by assessing, identifying and managing cybersecurity issues as they occur.

Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

12.   Preferred Stock

At November 30, 2025, the Company had 6,144,117 shares of MRP Shares outstanding, with a total liquidation value of $153,603 ($25.00 per share liquidation value). The table below sets forth a summary of the key terms of each series of MRP Shares outstanding at November 30, 2025.

Series	Liquidation Value November 30, 2025	Unamortized Issuance Costs	Estimated Fair Value November 30, 2025	Fixed/Floating Dividend Rate	Mandatory Redemption Date
R	$41,828	$105	$41,100	3.38%	2/11/27
S	49,775	389	47,300	3.60%	2/11/30
T	20,000	243	19,800	5.07%	8/2/32
W	12,000	37	11,800	2.44%	9/1/26
X	30,000	247	30,600	5.49%	9/18/29
	$153,603	$1,021	$150,600

Holders of the MRP Shares are entitled to receive cumulative cash dividend payments on the first business day following each quarterly period (the last day of February, May 31, August 31 and November 30).

As of November 30, 2025, each series of MRP Shares was rated “A+” by KBRA. The dividend rate on the Company’s MRP Shares will increase if the credit rating is downgraded below “A” (as determined by the lowest credit rating assigned). Further, the annual dividend rate for all series of MRP Shares will increase by 4.0% if no ratings are maintained, and the annual dividend rate will increase by 5.0% if the Company fails to make a dividend or certain other payments.

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

At November 30, 2025, the Company was in compliance with the asset coverage requirement of its MRP Shares.

Security Dividends [Text Block]

Under the terms of the MRP Shares, the Company may not declare dividends or pay other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

Security Voting Rights [Text Block]

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Company.

Security Preemptive and Other Rights [Text Block]

The MRP Shares rank senior to all of the Company’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Company and are also subject to a mandatory redemption if the Company fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

13.   Common Stock

As of November 30, 2025, the Company had 193,855,883 shares of common stock authorized and 169,126,038 shares outstanding. As of November 30, 2025, Kayne Anderson Capital Advisors, L.P. (“KACALP”) owned 808,748 shares of the Company.

During the fiscal years ended November 30, 2025 and 2024, there were no common stock transactions.

Security Title [Text Block]	common stock